UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08549
                              OAK ASSOCIATES FUNDS
               (Exact name of registrant as specified in charter)

                                    --------

                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  Leslie Manna
                              Oak Associates, ltd.
                         3875 Embassy Parkway, Suite 250
                              Akron, OH 44333-8334
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-462-5386

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------
                                                               Annual Report
--------------------------------------------------------------------------------
                                                            October 31, 2008

                                           White Oak Select Growth

                                           Rock Oak Core Growth

                                           Pin Oak Aggressive Stock

                                           River Oak Discovery

                                           Red Oak Technology Select

                                           Black Oak Emerging Technology

                                           Live Oak Health Sciences

                                           [LOGO] OAK ASSOCIATES FUNDS
                                                  ------------------------------

--------------------------------------------------------------------------------
[GRAPHIC] To Our Shareholders
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

We are pleased to send you the latest Annual Report for the Oak Associates Funds covering the fiscal year ended October 31, 2008, which includes discussions of the individual Funds' performance, details of the Fund holdings, a report from the Funds' independent auditors, and other important financial data. We encourage you to read it carefully to stay abreast of your investments.

Many of our shareholders utilize our systematic investment tool, which allows automatic monthly (or other periodic) investments into the Funds of your choice. This is a great way to regularly and conveniently dollar cost average investments in the Funds, while also reducing the impact of market ups and downs on investment decision-making. A systematic investment plan of $50 or more can be invested as frequently as you wish.

Our website is a useful tool for setting up a systematic investment plan, as well as a resource for other account management activities, up-to-date commentaries and information about each of the seven Oak Associates Funds. Log on to WWW.OAKFUNDS.COM to use any of these features:

      o     Access your account balances and transaction history

      o     Open a new account online

      o     Make purchases, sales and exchanges in your funds

      o     Switch to electronic delivery of all documents and go paperless

As always, we look forward to serving your investment needs and thank you for the trust you have placed in us.

Sincerely,

OAK ASSOCIATES FUNDS

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--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Fund Profiles .............................................................    2

Financial Highlights ......................................................   16

Schedules of Investments ..................................................   20

Statements of Assets and Liabilities ......................................   36

Statements of Operations ..................................................   38

Statements of Changes in Net Assets .......................................   40

Notes to Financial Statements .............................................   43

Report of Independent Registered Public Accounting Firm ...................   51

Trustees and Officers of the Trust ........................................   52

Disclosure of Fund Expenses ...............................................   54

Notice to Shareholders ....................................................   56

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[GRAPHIC] White Oak Select Growth Fund
--------------------------------------------------------------------------------

OCTOBER 31, 2008

--------------------------------------------------------------------------------
WHITE OAK SELECT GROWTH FUND

The Fund invests primarily in common stocks of large capitalization companies (in excess of $5 billion) that are key performers within growing industries.
--------------------------------------------------------------------------------

White Oak Select Growth Fund ("The Fund") declined 39.50% for the year, while the comparative index, the S&P 500 Index, declined 36.10%, and the Lipper Large-Cap Growth Average fell 38.55%.

In last year's report we noted, "We keep thinking the price of oil (and of many other commodities) will correct as supply and demand adjust -- as they always have. But the price just keeps moving higher, along with the stocks." The crowded commodity trade finally did reverse in 2008, sending many of the global cyclicals -- an area we had largely avoided -- into freefall. We also managed to steer clear of many of the disasters in the financial sector, such as Bear Stearns, Lehman Brothers, Washington Mutual, Fannie Mae, and Freddie Mac. We briefly owned AIG, but suffered minimal damage by exiting the position after new information about its balance sheet that concerned us was revealed. Unfortunately, White Oak's heavy weighting in information technology hurt returns. While we weren't surprised by the global slowdown, we were surprised by the magnitude of it and the strength of the link between the foreign economies and U.S. technology stocks.

The Fund's investment in health care provided some nice stability in the turbulent market. Strong performers for the year included biotech company Amgen, which saw stabilization in its erythropoietin franchise after safety concerns had affected sales. The company also had positive clinical trial data in a promising late-stage drug. Another biotech holding that performed well is Genzyme, as fears of heightened competition faded and the company posted consistently strong growth. Pharmacy benefit manager Express Scripts also performed well on a relative basis, as it continued to benefit from the move toward generic drugs.

Laggards included networking king Cisco Systems and Internet search giant Google, both of which had a large weighting in the portfolio and declined due to concerns about slowing economic growth. Brokerage firm Merrill Lynch also weighed on performance, as the company reported severe write-downs of mortgage assets.

Anyone in this business will tell you that this is the most harrowing time they have experienced in their careers. There are valid reasons that many companies have seen their market values sharply reduced, but for virtually the entire market to be marked down by the magnitude it has, suggests to us that the future of capitalism and our market economy is being called into question. This has never been a winning bet, and we do not believe it will be this time either. While there are certainly issues to be concerned about, our bet is that the system will survive, and that eventually stock prices will reconnect with company fundamentals.

Jim Oelschlager
Portfolio Manager

--------------------------------------------------------------------------------
1-888-462-5386                          2

--------------------------------------------------------------------------------
PERFORMANCE UPDATE                        ALL DATA BELOW AS OF OCTOBER 31, 2008.
--------------------------------------------------------------------------------

                                                          Average Annual Total Returns
                               ----------------------------------------------------------------------------------
                               1 Year Return   3 Year Return   5 Year Return   10 Year Return   Inception to Date
-----------------------------------------------------------------------------------------------------------------
White Oak Select Growth Fund      (39.50)%        (8.64)%         (6.83)%          (3.44)%           5.67%*
-----------------------------------------------------------------------------------------------------------------
S&P 500 Composite Index           (36.10)%        (5.21)%          0.26%            0.40%            7.25%**
-----------------------------------------------------------------------------------------------------------------
Lipper Large-Cap Growth
Funds Average                     (38.55)%        (6.97)%         (1.58)%          (0.71)%           5.54%**
-----------------------------------------------------------------------------------------------------------------

*     Since 8/3/92

**    Since 7/31/92

--------------------------------------------------------------------------------
FUND DATA
--------------------------------------------------------------------------------

Ticker Symbol                                                             WOGSX
Share Price                                                              $23.89
Total Net Assets                                                         $ 216M
Portfolio Turnover                                                           25%
2008 Capital Gain Distribution                                             None

--------------------------------------------------------------------------------
                                TOP 10 HOLDINGS+

1. Charles Schwab                                                        11.07%
2. Amgen                                                                 10.40%
3. Cisco Systems                                                          9.47%
4. Amazon.com                                                             7.69%
5. Google, Cl A                                                           7.16%
6. Teva Pharmaceutical Industries ADR                                     4.87%
7. International Business Machines                                        4.85%
8. Express Scripts                                                        4.77%
9. Juniper Networks                                                       4.69%
10. Broadcom, Cl A                                                        4.63%

+     Percentages are based on net assets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
      WHITE OAK SELECT GROWTH FUND, VERSUS THE S&P 500 COMPOSITE INDEX AND
            THE LIPPER LARGE-CAP GROWTH FUNDS AVERAGE, SINCE 10/31/98

                                  [LINE GRAPH]

               Initial Investment Date  10/31/98   OCT 99  OCT 00  OCT 01  OCT 02  OCT 03  OCT 04  OCT 05  OCT 06  OCT 07  OCT 08
                                        --------   ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
           White Oak Growth Stock Fund  $10,000   $15,652  $22,635 $10,187 $6,848  $10,042 $ 9,264 $ 9,246 $ 9,417 $11,654 $ 7,050
                         S&P 500 Index  $10,000   $12,567  $13,332 $10,012 $8,500  $10,267 $11,235 $12,214 $14,210 $16,279 $10,403
Lipper Large Cap Growth Classification  $10,000   $13,587  $15,848 $10,374 $8,606  $10,246 $10,619 $11,753 $12,678 $15,453 $ 9,496


--------------------------------------------------------------------------------

These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.

--------------------------------------------------------------------------------
                                        3                       www.oakfunds.com

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[GRAPHIC] Rock Oak Core Growth Fund
--------------------------------------------------------------------------------

OCTOBER 31, 2008

--------------------------------------------------------------------------------
ROCK OAK CORE GROWTH FUND

The Fund invests primarily in common stocks of established U.S. companies with large market capitalization (larger than $5 billion) that stand to benefit from long-term themes such as globalization, demographics, productivity and innovation.
--------------------------------------------------------------------------------

The Rock Oak Core Growth Fund ("The Fund") fell 43.43% for the fiscal year ending 10/31/2008. The Fund underperformed the benchmark S&P 500 Index and the Lipper Large-Cap Growth Funds Average, which declined 36.10% and 38.55% respectively.

The fiscal year 2008 was an extremely challenging period for the stock market. Throughout the year, the landscape of Wall Street was changed forever. The slowing housing market and resultant credit crisis led to the bankruptcy of Lehman Brothers, the acquisitions of Merrill Lynch, Wachovia Bank and Bear Stearns, as well as the Federal bailouts of AIG, Freddie Mac and Fannie Mae. At the root of this financial meltdown was the collapse of the housing market, with its loose lending standards, aggressive securitization of mortgages and the leveraging of these assets. The problems transcended both Wall Street and Main Street. The economic crisis was not contained to the U.S. markets. The unusually sharp and persistent decline in equities drove major U.S. market indexes down 30% or more, while international markets lost 50%-70%.

Given the bear market that developed in 2008, the performance of the Fund is to be expected. Its focus on growth stocks, and the relative concentration of the portfolio compared to the benchmark, can cause the Fund to underperform in periods of high volatility. Throughout much of the year, the Fund pursued several risk reduction steps, such as raising cash, reducing outsized positions, and avoiding high-flying stocks. Despite this, the bear market weighed on the Fund and its performance.

Exposure to the financial services industry led to much of the underperformance of the Fund versus the benchmark. Despite trimming shares of investment bank Goldman Sachs in July, the stock negatively impacted performance, falling 62% over the last fiscal year. With its rivals disappearing and the global economy faltering, weakness in Goldman was expected, but the firm remains the best positioned to not only survive the turmoil on Wall Street, but also to thrive once stability has returned. In September, investment guru Warren Buffet purchased a sizable stake in the investment bank. Cognizant Technology Solutions also fell 54% during the year due to its exposure to the financial services industry. The IT services company, which receives 50% of its revenues from financial institutions, suffered from concern over its client base. However, the company rose to prominence during the last recession and its value proposition remains strong. Despite the uncertainty surrounding future revenue growth, the company's valuation and outlook remain attractive.

Going forward, Rock Oak remains focused on growth investing, recognizing that the markets are likely to be difficult for some time. While this will affect the near-term volatility, these environments also create excellent long-term buying opportunities.

Robert Stimpson, CFA
Portfolio Manager

--------------------------------------------------------------------------------
1-888-462-5386                          4

--------------------------------------------------------------------------------
PERFORMANCE UPDATE                        ALL DATA BELOW AS OF OCTOBER 31, 2008.
--------------------------------------------------------------------------------

                                                   Average Annual Total Returns
                                        --------------------------------------------------
                                        1 Year Return   3 Year Return   Inception to Date*
------------------------------------------------------------------------------------------
Rock Oak Core Growth Fund                  (43.43)%        (9.01)%           (6.88)%
------------------------------------------------------------------------------------------
S&P 500 Composite Index                    (36.10)%        (5.21)%           (3.84)%
------------------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Average      (38.55)%        (6.97)%           (4.80)%
------------------------------------------------------------------------------------------

*     Since 12/31/04

--------------------------------------------------------------------------------
FUND DATA
--------------------------------------------------------------------------------

Ticker Symbol                                                              RCKSX
Share Price                                                                $7.28
Total Net Assets                                                             $5M
Portfolio Turnover                                                           92%
2008 Capital Gain Distribution                                             $0.57

--------------------------------------------------------------------------------
                                TOP 10 HOLDINGS+

1. Genzyme                                                                 6.37%
2. Qualcomm                                                                5.45%
3. Apple                                                                   4.70%
4. Baxter International                                                    4.22%
5. Cognizant Technology Solutions, Cl A                                    4.11%
6. Gilead Sciences                                                         3.92%
7. Broadcom, Cl A                                                          3.89%
8. Archer-Daniels-Midland                                                  3.85%
9. Expeditors International Washington                                     3.63%
10.Oracle                                                                  3.52%

+     Percentages are based on net assets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE ROCK OAK CORE GROWTH FUND, VERSUS THE S&P 500 COMPOSITE INDEX AND THE LIPPER LARGE-CAP GROWTH
                    FUNDS AVERAGE SINCE INCEPTION (12/31/04)

                                  [LINE GRAPH]

                     Initial Investment Date   12/31/04   OCT 05     OCT 06     OCT 07     OCT 08
                                               --------   -------    -------    -------    ------
                   Rock Oak Core Growth Fund   $10,000    $10,100    $10,680    $13,450    $7,609
                               S&P 500 Index   $10,000    $10,105    $11,756    $13,468    $8,607
Lipper Large-Cap Growth Funds Classification   $10,000    $10,250    $11,057    $13,477    $8,282

--------------------------------------------------------------------------------

These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.

--------------------------------------------------------------------------------
                                        5                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC] Pin Oak Aggressive Stock Fund
--------------------------------------------------------------------------------

OCTOBER 31, 2008

--------------------------------------------------------------------------------
PIN OAK AGGRESSIVE STOCK FUND

The Fund invests primarily in common stocks of U.S. companies with medium to large market capitalizations that are key performers within growing industries.
--------------------------------------------------------------------------------

Pin Oak Aggressive Stock Fund ("The Fund") declined 43.26% for the year ended October 31, 2008, while the comparative index, the S&P 500 Index, lost 36.10% and the Lipper Multi-Cap Growth Average declined 40.47%.

2008 saw the subprime credit crisis turn into an economy-wide credit crunch and global economic slowdown. Stocks, bonds, real estate, and commodities all suffered sharp declines. No area has been immune, with the exception of Treasury paper. While we successfully avoided many of the landmines in the financial sector and didn't get caught in the commodity bubble that eventually burst, the aggressive nature of the Fund weighed on performance, as one might expect in such a difficult environment. As we manage through this historically challenging period, we have focused on positioning the portfolio to excel when conditions improve, as they always do eventually. Importantly, the market is forward looking, which means that stocks will turn long before the economy does.

For the year, relative performance of the Fund was helped by positions in regional banks TCF Financial and M&T Bank, which were purchased during the year when the market was not differentiating between financial companies with major problems and those with minor ones. Also contributing was electronics manufacturing services company Jabil Circuit, which was added late in the year and held up relatively well during the market correction.

Underperformers included online travel company Expedia, which suffered from a sharp decline in travel; Internet portal Yahoo!, which experienced decelerating advertising revenue and saw Microsoft walk away from a potential merger; and online auction site eBay, where strong growth in its PayPal unit failed to offset concerns about slowing growth in its core auction business.

The current market is one of extremes, whether we are talking about returns, volatility, valuations, valuation spreads or investor sentiment. In our view, while times are tough and the global and domestic economies have serious issues to deal with, the world is not ending, and those managers and investors who keep their head and try to take advantage of the opportunities presented by these extreme circumstances will be the long-term winners. While some of its actions have been misplaced, the government is aggressively dealing with the financial problems we face. The Federal Reserve has dramatically expanded the monetary base, which should help the economy eventually get back on its feet. Right now, given the period we are in, few people are thinking about the possibility of a multi-year period of strong stock returns. While we don't believe in market timing, we think it is important to remember that bull markets don't start when everything looks great; they generally start when things look bleak.

Mark Oelschlager, CFA
Portfolio Manager

--------------------------------------------------------------------------------
1-888-462-5386                          6

--------------------------------------------------------------------------------
PERFORMANCE UPDATE                        ALL DATA BELOW AS OF OCTOBER 31, 2008.
--------------------------------------------------------------------------------

                                                        Average Annual Total Returns
                                ----------------------------------------------------------------------------------
                                1 Year Return   3 Year Return   5 Year Return   10 Year Return   Inception to Date
------------------------------------------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund      (43.26)%        (9.66)%         (4.02)%         (3.02)%           3.00%*
------------------------------------------------------------------------------------------------------------------
S&P 500 Composite Index            (36.10)%        (5.21)%          0.26%           0.40%            7.25%**
------------------------------------------------------------------------------------------------------------------
Lipper Multi-Cap Growth
Funds Average                      (40.47)%        (6.45)%         (0.44)%          1.10%            7.01%**
------------------------------------------------------------------------------------------------------------------

*     Since 8/3/92

**    Since 7/31/92

--------------------------------------------------------------------------------
FUND DATA
--------------------------------------------------------------------------------

Ticker Symbol                                                              POGSX
Share Price                                                               $15.58
Total Net Assets                                                            $36M
Portfolio Turnover                                                           38%
2008 Capital Gain Distribution                                              None

--------------------------------------------------------------------------------
                                TOP 10 HOLDINGS+

1. Charles Schwab                                                          8.45%
2. Amazon.com                                                              6.48%
3. Broadcom, Cl A                                                          5.92%
4. Yahoo!                                                                  5.70%
5. KLA-Tencor                                                              5.38%
6. Interval Leisure Group                                                  5.09%
7. Novellus Systems*                                                       5.06%
8. Cisco Systems                                                           5.06%
9. Expedia                                                                 4.78%
10.Jabil Circuit                                                           4.74%

+     Percentages are based on net assets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PIN OAK AGGRESSIVE STOCK FUND, VERSUS THE S&P 500 COMPOSITE INDEX AND THE LIPPER
                 MULTI-CAP GROWTH FUNDS AVERAGE, SINCE 10/31/98

                                  [LINE GRAPH]

                     Initial Investment Date 10/31/98 OCT 99  OCT 00  OCT 01  OCT 02  OCT 03  OCT 04  OCT 05  OCT 06  OCT 07  OCT 08
                                             -------- ------- ------- ------- ------- ------- ------- ------- ------- ------- ------
               Pin Oak Aggressive Stock Fund $10,000 $19,057 $32,657 $10,205 $ 5,492 $ 9,034 $ 8,982 $ 9,978 $10,002 $12,967 $ 7,357
                               S&P 500 Index $10,000 $12,567 $13,332 $10,012 $ 8,500 $10,267 $11,235 $12,214 $14,210 $16,279 $10,403
Lipper Multi-Cap Growth Funds Classification $10,000 $14,736 $18,906 $11,782 $ 9,710 $12,484 $13,183 $14,884 $16,636 $20,583 $12,253

--------------------------------------------------------------------------------

These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.

--------------------------------------------------------------------------------
                                        7                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC] River Oak Discovery Fund
--------------------------------------------------------------------------------

OCTOBER 31, 2008

--------------------------------------------------------------------------------
RIVER OAK DISCOVERY FUND

The Fund invests primarily in smaller companies (less than $3 billion) that are rapidly growing and have cutting edge products, visionary management, and the ability to bring innovation to both new and established industries.
--------------------------------------------------------------------------------

The River Oak Discovery Fund ("The Fund") fell 45.31% for the fiscal year ending October 31, 2008. The Fund's performance compares to the benchmark Russell 2000 Growth Index's loss of 37.87% and Lipper Small-Cap Growth peer group category's 42.01% decline.

Small-cap stocks, which are considered to have greater risk, succumbed to higher levels of risk aversion that developed in the volatile market environment. Significant monetary action by the Federal Reserve and fiscal stimulus from Congress failed to thwart the decline and markets remain turbulent. Adding selling pressure to small-cap stocks was the massive liquidation by hedge funds, which needed to raise cash levels to meet withdrawals and margin calls. While the lower interest rate environment and domestic focus of small-cap stocks insulate the segment somewhat from global issues, the ongoing credit crisis and economic slowdown create a difficult near-term investment climate.

Strong performance from a handful of holdings helped offset the effects of weak markets. Their impact to returns, however, was small relative to the broad-based stock market decline. Emergent Biosolutions rose 38% and was the top contributor to returns. The maker of biological weapon vaccines has received additional grants and contracts to supply the US government. It also has a promising pipeline and is a niche player in the biologics industry. Netease.com gained 9% over the last year. The China-based Internet company continues to benefit from the adoption of broadband and the Internet in China. Despite risks to the global economy, the company remains attractively valued.

Elsewhere in the portfolio, energy-related holdings fell with the rapid decline in the price of oil. Helix Energy Solutions dropped 77% as spot prices for crude oil fell 60% from the mid-July high of over $147 per barrel. Despite their small positions, other energy companies also weighed on performance. Enernoc Inc. fell 85% over the year. In February, the company stated its progress toward profitability would be delayed. The company, which provides technology to industrial companies to better regulate and utilize power, remains the leader in an important technological industry, but concedes its customers will be slow to spend on new technology due to worsening economic conditions and lower energy prices.

The global economic slowdown and credit crisis have caused high levels of risk aversion to persist. When this occurs, small-cap stocks are often out of favor. Despite attractive valuations and higher exposure to the domestic economy, there is negative sentiment toward the group; however, this will not last forever and 2008 may well be remembered as an excellent opportunity to buy small-cap stocks. In the meantime, the Fund will continue to seek innovative companies with a niche focus, whose futures are predominately independent from the broader economy.

Robert Stimpson, CFA
Portfolio Manager

--------------------------------------------------------------------------------
1-888-462-5386                          8

--------------------------------------------------------------------------------
PERFORMANCE UPDATE                        ALL DATA BELOW AS OF OCTOBER 31, 2008.
--------------------------------------------------------------------------------

                                                     Average Annual Total Returns
                                          --------------------------------------------------
                                          1 Year Return   3 Year Return   Inception to Date*
--------------------------------------------------------------------------------------------
River Oak Discovery Fund                     (45.31)%        (7.11)%          (6.15)%
--------------------------------------------------------------------------------------------
Russell 2000 Growth Index                    (37.87)%        (5.31)%          (4.11)%
--------------------------------------------------------------------------------------------
Lipper Small-Cap Growth Funds Average        (42.01)%        (7.64)%          (6.14)%
--------------------------------------------------------------------------------------------

*     Since 6/30/05

--------------------------------------------------------------------------------
FUND DATA
--------------------------------------------------------------------------------

Ticker Symbol                                                              RIVSX
Share Price                                                                $7.86
Total Net Assets                                                             $4M
Portfolio Turnover                                                          145%
2008 Capital Gain Distribution                                             $0.40

--------------------------------------------------------------------------------
                                TOP 10 HOLDINGS+

1. Illumina                                                                4.22%
2. Factset Research Systems                                                4.01%
3. Neogen                                                                  3.96%
4. Netease.com ADR                                                         3.94%
5. Omniture                                                                3.91%
6. F5 Networks                                                             3.86%
7. Team                                                                    3.86%
8. Raven Industries                                                        3.86%
9. Sina                                                                    3.82%
10.Emergent Biosolutions                                                   3.77%

+     Percentages are based on net assets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE RIVER OAK DISCOVERY FUND, VERSUS THE RUSSELL 2000 GROWTH INDEX AND THE LIPPER SMALL-CAP
                 GROWTH FUNDS AVERAGE SINCE INCEPTION (6/30/05)

                                  [LINE GRAPH]

                     Initial Investment Date  6/30/05    OCT 05   OCT 06    OCT 07    OCT 08
                                              -------    ------   ------    ------    ------
                    River Oak Discovery Fund  $10,000   $10,100   $11,560   $14,800   $8,094
                   Russell 2000 Growth Index  $10,000   $10,239   $11,986   $13,991   $8,693
Lipper Small-Cap Growth Funds Classification  $10,000   $10,228   $11,587   $13,956   $8,093

--------------------------------------------------------------------------------

These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.

--------------------------------------------------------------------------------
                                        9                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC] Red Oak Technology Select Fund
--------------------------------------------------------------------------------

OCTOBER 31, 2008

--------------------------------------------------------------------------------
RED OAK TECHNOLOGY SELECT FUND

The Fund primarily invests in common stocks of companies which rely extensively on technology in their product development or operations, or are expected to benefit from technological advances and improvements.
--------------------------------------------------------------------------------

Red Oak Technology Fund ("The Fund") declined 43.77% for the year ended October 31, 2008, while the comparative index, the NASDAQ 100 Index, which includes holdings within sectors beyond just technology, lost 40.08%, and the Lipper Science and Technology Average declined 43.09%.

Tech stocks held up relatively well for much of the year, until it became apparent that we were headed for a global economic slowdown and investors were reminded of the sector's cyclicality and volatility. The good news is that technology companies' capital spending during the up-cycle was restrained, which, along with their healthy balance sheets, should provide a benefit during this retrenchment period. In addition, valuations in the sector are compelling, not only on an absolute basis, but on a relative one as well. Relative free cash flow yields for tech stocks as a group are at multi-decade highs.

Top performers in the Fund included services and consulting company Accenture and IT giant IBM, as operational improvement continued at both companies and the services businesses weathered the economic storm better than did most tech segments. Another technology services company, Electronic Data Systems, contributed positively to performance as it was acquired at a premium by Hewlett-Packard.

Laggards included online travel company Expedia, which suffered from a sharp decline in travel; online auction site eBay, where strong growth in its PayPal unit failed to offset concerns about slowing growth in its core auction business; and Internet portal Yahoo!, which experienced decelerating advertising revenue and saw Microsoft walk away from a potential merger.

Red Oak has increased its exposure to the semiconductor area, whose secular growth is currently being obscured by cyclical pressures. Due to its economic sensitivity, the semi group is usually one of the hardest hit when signs of economic deceleration appear, but it also tends to be one of the strongest when the market begins to discount a recovery. The Internet area is also a focus of the Fund, given the continued migration of commerce online as well as the structural advantages, strong cash flow, and high returns on capital the companies enjoy.

Mark Oelschlager, CFA
Portfolio Manager

--------------------------------------------------------------------------------
1-888-462-5386                         10

--------------------------------------------------------------------------------
PERFORMANCE UPDATE                        ALL DATA BELOW AS OF OCTOBER 31, 2008.
--------------------------------------------------------------------------------

                                                              Average Annual Total Returns
                                               -----------------------------------------------------------------
                                               1 Year Return  3 Year Return   5 Year Return   Inception to Date*
----------------------------------------------------------------------------------------------------------------
Red Oak Technology Select Fund                    (43.77)%       (9.10)%        (5.59)%           (6.96)%
----------------------------------------------------------------------------------------------------------------
NASDAQ 100 Index                                  (40.08)%       (4.99)%        (0.77)%           (2.94)%
----------------------------------------------------------------------------------------------------------------
Lipper Science & Technology Average               (43.09)%       (7.67)%        (3.21)%           (7.85)%
----------------------------------------------------------------------------------------------------------------

*     Since 12/31/98

--------------------------------------------------------------------------------
FUND DATA
--------------------------------------------------------------------------------

Ticker Symbol                                                              ROGSX
Share Price                                                                $4.92
Total Net Assets                                                            $44M
Portfolio Turnover                                                           17%
2008 Capital Gain Distribution                                              None

--------------------------------------------------------------------------------
                                TOP 10 HOLDINGS+

1. Accenture, Cl A                                                         6.61%
2. Amazon.com                                                              5.97%
3. Broadcom, Cl A                                                          5.39%
4. Novellus Systems                                                        5.09%
5. Google, Cl A                                                            5.05%
6. National Semiconductor                                                  4.81%
7. eBay                                                                    4.78%
8. Cisco Systems                                                           4.56%
9. Yahoo!                                                                  4.51%
10.Expedia                                                                 4.42%

+     Percentages are based on net assets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE RED OAK
       TECHNOLOGY SELECT FUND, VERSUS THE NASDAQ 100 INDEX AND THE LIPPER
            SCIENCE & TECHNOLOGY AVERAGE SINCE INCEPTION (12/31/98)

                                  [LINE GRAPH]

                    Initial Investment Date  12/31/98 Oct 99 Oct 00  Oct 01 Oct 02 Oct 03 Oct 04 Oct 05 Oct 06  Oct 07 Oct 08
                                             -------- ------ ------  ------ ------ ------ ------ ------ ------  ------ ------
             Red Oak Technology Select Fund  $10,000 $16,940 $33,850 $8,450 $4,230 $6,560 $6,300 $6,550 $ 6,900 $ 8,750 $4,920
                           NASDAQ 100 Index  $10,000 $14,374 $17,895 $7,445 $5,402 $7,750 $8,152 $8,693 $ 9,581 $12,441 $7,455
 Lipper Science & Technology Funds Objectve  $10,000 $15,904 $21,620 $9,022 $6,109 $9,219 $9,185 $9,947 $10,871 $13,743 $7,821

--------------------------------------------------------------------------------

These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.

--------------------------------------------------------------------------------
                                       11                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC] Black Oak Emerging Technology Fund
--------------------------------------------------------------------------------

OCTOBER 31, 2008

--------------------------------------------------------------------------------
BLACK OAK EMERGING TECHNOLOGY FUND

The Fund primarily invests in common stocks of companies that are considered to be well-positioned to become market leaders among "emerging" technology companies.
--------------------------------------------------------------------------------

The Black Oak Emerging Technology Fund ("The Fund") fell 44.56% during the fiscal year ending October 31, 2008. The performance bettered the Lipper Global Science and Technology Average's decline of 47.08%. The NASDAQ 100 Index, which includes holdings within sectors beyond just technology, fell 40.08%. The Russell Small-Cap Completeness Growth Technology Index fell 46.40%.

The 2008 credit crisis and global economic slowdown caused high levels of risk aversion in the market. Given Black Oak's focus on small growth companies with nascent technologies in emerging fields, it suffered as investors shunned higher risk strategies. When economic uncertainty increases, more defensive investments are preferred to higher risk assets. To limit risk, the Fund undertook several risk reduction steps during the year by increasing its cash position and market-cap exposure, reducing outsized positions, and avoiding unprofitable companies. However, in such a difficult market environment, there was really nowhere to hide. Despite avoiding housing-related sectors and financial companies, problems in these areas spread throughout the entire market and dragged nearly every asset class sharply lower.

Over the past year, most of the small-cap growth technology market was down sharply. A few stocks within Black Oak, along with its risk reduction steps, helped the Fund outperform the Russell Small-Cap Completeness Growth Technology Index and its Lipper peer group. Nuance Communications, a communications software company, gained 21% while held. Activision Inc. gained 15% after the company was acquired by Vivendi and merged with its gaming division. The position was then sold to capture the gain, but also to avoid merger integration issues with the French multimedia company.

Core holdings within the Fund weighed on performance due to their above average weightings in the portfolio. In particular, Cognizant Technology Solutions dropped 54% on fears over the sustainability of its 30% growth rate. The technology-services company receives 50% of its revenues from financial institutions. Given the sub-prime mortgage problems and global credit crisis, the stock suffered from its exposure to these clients. However, the company rose to prominence during the last recession and its value proposition remains strong. Despite the uncertainty surrounding future revenue growth, the company's valuation and outlook remain attractive.

Going forward, the Fund will continue to seek emerging technology companies with strong earnings prospects, while also limiting risk wherever possible. We expect the near-term investment environment will remain challenging due to the current global economic slowdown. The lower appetite for risk, which can weigh on the technology sector and could last for several quarters, may limit near-term returns. But it also provides excellent long-term buying opportunities for attractively valued companies.

Robert Stimpson, CFA
Portfolio Manager

--------------------------------------------------------------------------------
1-888-462-5386                         12

--------------------------------------------------------------------------------
PERFORMANCE UPDATE                        ALL DATA BELOW AS OF OCTOBER 31, 2008.
--------------------------------------------------------------------------------

                                                                Average Annual Total Returns
                                            -------------------------------------------------------------------
                                            1 Year Return   3 Year Return    5 Year Return   Inception to Date
---------------------------------------------------------------------------------------------------------------
Black Oak Emerging Technology Fund              (44.56)%       (7.36)%         (5.91)%           (20.66)%*
---------------------------------------------------------------------------------------------------------------
NASDAQ 100 Index                                (40.08)%       (4.99)%         (0.77)%            (6.63)%**
---------------------------------------------------------------------------------------------------------------
Russell Small-Cap Completeness
Growth Technology Index++                       (46.40)%       (5.84)%         (5.33)%           (13.82)%**
---------------------------------------------------------------------------------------------------------------
Lipper Global Science & Technology Average      (47.08)%       (7.71)%         (3.75)%            (8.11)%**
---------------------------------------------------------------------------------------------------------------

*     Since 12/29/00

**    Since 12/31/00

--------------------------------------------------------------------------------
FUND DATA
--------------------------------------------------------------------------------

Ticker Symbol                                                             BOGSX
Share Price                                                               $1.63
Total Net Assets                                                          $ 19M
Portfolio Turnover                                                           79%
2008 Capital Gain Distribution                                             None

--------------------------------------------------------------------------------
                                TOP 10 HOLDINGS+

 1. Cerner                                                                 5.58%
 2. Qualcomm                                                               5.42%
 3. Apple                                                                  5.41%
 4. Cognizant Technology Solutions, Cl A                                   4.71%
 5. F5 Networks                                                            4.61%
 6. Formfactor                                                             4.47%
 7. Illumina                                                               4.42%
 8. Salesforce.com                                                         4.26%
 9. Citrix Systems                                                         4.21%
10. Netease.com ADR                                                        4.17%

+     Percentages are based on net assets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
        BLACK OAK EMERGING TECHNOLOGY FUND, VERSUS THE NASDAQ 100 INDEX,
       THE RUSSELL SMALL-CAP COMPLETENESS GROWTH TECHNOLOGY INDEX AND THE
           LIPPER GLOBAL SCIENCE & TECHNOLOGY AVERAGE, SINCE 12/29/00

                                  [LINE GRAPH]

                               Initial Investment Date  12/29/00  OCT 01  OCT 02  OCT 03  OCT 04  OCT 05  OCT 06  OCT 07  OCT 08
                                                        --------  ------  ------  ------  ------  ------  ------  ------  ------
                    Black Oak Emerging Technology Fund  $10,000   $2,980  $1,230  $2,210  $2,080  $2,050  $2,210  $2,940  $1,630
                                      NASDAQ 100 Index  $10,000   $5,831  $4,231  $6,070  $6,385  $6,809  $7,504  $9,744  $5,839
Russell Small Cap Completeness Growth Technology Index  $10,000   $4,341  $2,391  $4,099  $3,528  $3,735  $4,347  $5,816  $3,118
              Lipper Global Science & Technology Funds  $10,000   $5,676  $3,866  $6,159  $5,960  $6,547  $7,347  $9,737  $5,153

--------------------------------------------------------------------------------

These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.

++ In August 2008, the board approved the index to be added as a secondary benchmark for the Fund.

--------------------------------------------------------------------------------
                                       13                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC] Live Oak Health Sciences Fund
--------------------------------------------------------------------------------

OCTOBER 31, 2008

--------------------------------------------------------------------------------
LIVE OAK HEALTH SCIENCES FUND

The Fund primarily invests in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences.
--------------------------------------------------------------------------------

Live Oak Health Sciences Fund ("The Fund") declined 23.61% for the year ended October 31, 2008, while the comparative index, the S&P 500 Health Care Index, lost 23.95%, and the Lipper Health & Biotechnology Average declined 24.40%.

In last year's annual report we wrote, "If the U.S. economy moves into recession, health care companies may draw increased investor interest due to their stability." While not completely insulated from a slowing economy and the carnage in the market over the past year, the health care sector weathered the storm better than did the majority of the market. This is to be expected in times of stress, as investors flock to the greater predictability and stability inherent in the earnings streams of businesses such as pharmaceuticals, services, and even large biotech.

The Fund's commitment to the biopharmaceutical area benefitted performance, as did our avoidance of health care facilities, which suffered a severe drubbing. Unfortunately, our life science tools holdings weighed on performance as concerns arose over shrinking research budgets. We still believe this is an area with strong long-term fundamentals.

Top performers included institutional pharmacy services company PharMerica, which improved margins in its first full year following its spinoff from its parent; biotech titan Amgen, which stabilized the erosion in its anti-anemia franchise and announced positive clinical data on its osteoarthritis drug in late-stage development; and life science tools provider Techne, whose hematology products, purified proteins and other reagents remained in high demand by researchers.

Laggards included gene-chip microarray company Affymetrix, who lost market share in its core business; managed care company UnitedHealth Group, which, along with its competitors, suffered from slowing enrollment growth and higher claims; and life science tools company Invitrogen, which agreed to acquire equipment maker Applied Biosystems.

If the market continues to struggle, health care should perform well on a relative basis. Health care is a broad sector, and we have positioned the portfolio so that it combines the stability of certain segments with the upside of the stronger growth areas. The political environment is always a consideration, and with the change in administration there may be legislative changes in the next year or two that affect some companies. Of course this has been largely discounted, so effects on stock prices will come to the degree the new legislation differs from what is expected.

Mark Oelschlager, CFA
Portfolio Manager

--------------------------------------------------------------------------------
1-888-462-5386                         14

--------------------------------------------------------------------------------
PERFORMANCE UPDATE                        ALL DATA BELOW AS OF OCTOBER 31, 2008.
--------------------------------------------------------------------------------

                                                              Average Annual Total Returns
                                          --------------------------------------------------------------------
                                          1 Year Return   3 Year Return     5 Year Return   Inception to Date
--------------------------------------------------------------------------------------------------------------
Live Oak Health Sciences Fund                (23.61)%         (6.67)%            0.51%           (0.73)%*
--------------------------------------------------------------------------------------------------------------
S&P 500 Health Care Index                    (23.95)%         (2.21)%            0.84%           (0.80)%**
--------------------------------------------------------------------------------------------------------------
Lipper Health & Biotechnology Average        (24.40)%         (2.77)%            2.72%            0.48%**
--------------------------------------------------------------------------------------------------------------

*     Since 6/29/01

**    Since 6/30/01

--------------------------------------------------------------------------------
FUND DATA
--------------------------------------------------------------------------------

Ticker Symbol                                                             LOGSX
Share Price                                                               $9.48
Total Net Assets                                                          $ 14M
Portfolio Turnover                                                           25%
2008 Capital Gain Distribution                                             None

--------------------------------------------------------------------------------
                                TOP 10 HOLDINGS+

 1. Amgen                                                                  8.76%
 2. Watson Pharmaceuticals                                                 5.86%
 3. Teva Pharmaceutical Industries ADR                                     5.81%
 4. Covidien                                                               5.18%
 5. AmerisourceBergen                                                      5.00%
 6. Invitrogen                                                             4.75%
 7. PharMerica                                                             4.53%
 8. Cardinal Health                                                        4.53%
 9. Pfizer                                                                 4.42%
10. WellPoint                                                              4.38%

+     Percentages are based on net assets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

          COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN
     THE LIVE OAK HEALTH SCIENCES FUND, VERSUS THE S&P 500 HEALTH CARE INDEX
          AND THE LIPPER HEALTH & BIOTECHNOLOGY AVERAGE, SINCE 6/29/01

                                  [LINE GRAPH]

                      Initial Investment Date  6/29/01  OCT 01   OCT 02   OCT 03   OCT 04   OCT 05   OCT 06    OCT 07   OCT 08
                                               -------  ------   ------   ------   ------   ------   ------    ------   ------
                Live Oak Health Sciences Fund  $10,000  $10,240  $7,830   $9,240   $9,440   $11,660  $11,180   $12,410  $ 9,480
                    S&P 500 Health Care Index  $10,000  $10,263  $8,536   $9,042   $9,200   $10,080  $11,224   $12,396  $ 9,428
Lipper Health & Biotechnology Funds Objective  $10,000  $ 9,448  $7,319   $9,011   $9,682   $11,265  $12,178   $13,705  $10,361

--------------------------------------------------------------------------------

These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.

--------------------------------------------------------------------------------
                                       15                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC] Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS OR PERIODS ENDED OCTOBER 31,

                                                  REALIZED AND                DIVIDENDS
                       NET ASSET        NET        UNREALIZED                    FROM      DISTRIBUTIONS       TOTAL
                         VALUE      INVESTMENT      GAINS OR        TOTAL         NET           FROM         DIVIDENDS
                       BEGINNING      INCOME       (LOSSES) ON      FROM      INVESTMENT      CAPITAL           AND
                       OF PERIOD      (LOSS)       SECURITIES    OPERATIONS     INCOME         GAINS       DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------
WHITE OAK SELECT GROWTH FUND
------------------------------------------------------------------------------------------------------------------------
2008                    $  39.49   $ (0.23)#      $  (15.37)      $ (15.60)     $   --        $    --         $    --
------------------------------------------------------------------------------------------------------------------------
2007                       31.91     (0.12)#           7.70           7.58          --             --              --
------------------------------------------------------------------------------------------------------------------------
2006                       31.35     (0.13)#           0.71           0.58       (0.02)            --           (0.02)
------------------------------------------------------------------------------------------------------------------------
2005                       31.41      0.01#++         (0.07)##       (0.06)         --             --              --
------------------------------------------------------------------------------------------------------------------------
2004                       34.05     (0.19)           (2.45)         (2.64)         --             --              --
------------------------------------------------------------------------------------------------------------------------

ROCK OAK CORE GROWTH FUND
------------------------------------------------------------------------------------------------------------------------
2008                    $  13.45   $ (0.06)#      $   (5.54)      $  (5.60)     $   --        $ (0.57)        $ (0.57)
------------------------------------------------------------------------------------------------------------------------
2007                       10.68     (0.07)#           2.84           2.77          --             --              --
------------------------------------------------------------------------------------------------------------------------
2006                       10.10     (0.06)#           0.64           0.58          --             --              --
------------------------------------------------------------------------------------------------------------------------
2005(1)                    10.00     (0.05)#           0.15           0.10          --             --              --
------------------------------------------------------------------------------------------------------------------------

PIN OAK AGGRESSIVE STOCK FUND
------------------------------------------------------------------------------------------------------------------------
2008                   $   27.46   $ (0.08)#      $  (11.80)      $ (11.88)     $   --        $    --         $    --
------------------------------------------------------------------------------------------------------------------------
2007                       21.18     (0.12)#           6.40           6.28          --             --              --
------------------------------------------------------------------------------------------------------------------------
2006                       21.13     (0.16)#           0.21           0.05          --             --              --
------------------------------------------------------------------------------------------------------------------------
2005                       19.02     (0.16)#           2.27           2.11          --             --              --
------------------------------------------------------------------------------------------------------------------------
2004                       19.13     (0.17)            0.06          (0.11)         --             --              --
------------------------------------------------------------------------------------------------------------------------

RIVER OAK DISCOVERY FUND
------------------------------------------------------------------------------------------------------------------------
2008                   $   14.80   $ (0.08)#      $   (6.46)      $  (6.54)     $   --        $ (0.40)        $ (0.40)
------------------------------------------------------------------------------------------------------------------------
2007                       11.56     (0.12)#           3.36           3.24          --             --              --
------------------------------------------------------------------------------------------------------------------------
2006                       10.10     (0.09)#           1.55           1.46          --             --              --
------------------------------------------------------------------------------------------------------------------------
2005(2)                    10.00     (0.03)#           0.13           0.10          --             --              --
------------------------------------------------------------------------------------------------------------------------

RED OAK TECHNOLOGY SELECT FUND
------------------------------------------------------------------------------------------------------------------------
2008                   $    8.75   $ (0.06)#      $   (3.77)      $  (3.83)     $   --        $    --         $    --
------------------------------------------------------------------------------------------------------------------------
2007                        6.90     (0.03)#           1.88           1.85          --             --              --
------------------------------------------------------------------------------------------------------------------------
2006                        6.55     (0.06)#           0.41           0.35          --             --              --
------------------------------------------------------------------------------------------------------------------------
2005                        6.30     (0.03)#+++        0.28           0.25          --             --              --
------------------------------------------------------------------------------------------------------------------------
2004                        6.56     (0.08)           (0.18)         (0.26)         --             --              --
------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
1-888-462-5386                         16

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                        RATIO OF
                                                                                                        EXPENSES
                                                                           RATIO OF       RATIO OF     TO AVERAGE
                                                                              NET         EXPENSES     NET ASSETS
                          NET                    NET                      INVESTMENT     TO AVERAGE    (EXCLUDING
                         ASSET                  ASSETS       RATIO OF       INCOME       NET ASSETS     WAIVERS
                         VALUE                  END OF       EXPENSES       (LOSS)       (EXCLUDING      AND/OR     PORTFOLIO
                        END OF     TOTAL        PERIOD      TO AVERAGE    TO AVERAGE     FEES PAID     FEES PAID     TURNOVER
                        PERIOD    RETURN+       (000)       NET ASSETS    NET ASSETS    INDIRECTLY)   INDIRECTLY)      RATE
-----------------------------------------------------------------------------------------------------------------------------
WHITE OAK SELECT GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
2008                    $23.89    (39.50)%   $   215,862       1.25%        (0.70)%        1.25%           1.41%        25%
-----------------------------------------------------------------------------------------------------------------------------
2007                     39.49     23.75         439,978       1.25         (0.34)         1.25            1.28         29
-----------------------------------------------------------------------------------------------------------------------------
2006                     31.91      1.85         538,516       1.19         (0.42)         1.20            1.20         52
-----------------------------------------------------------------------------------------------------------------------------
2005                     31.35     (0.19)        878,709       1.14          0.04++        1.14            1.14         36
-----------------------------------------------------------------------------------------------------------------------------
2004                     31.41     (7.75)      1,569,899       1.07         (0.47)         1.07            1.07         16
-----------------------------------------------------------------------------------------------------------------------------

ROCK OAK CORE GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
2008                    $ 7.28    (43.43)%   $     4,571       1.25%        (0.53)%        1.25%           1.56%        92%
-----------------------------------------------------------------------------------------------------------------------------
2007                     13.45     25.94           8,389       1.25         (0.57)         1.25            1.46         86
-----------------------------------------------------------------------------------------------------------------------------
2006                     10.68      5.74           9,688       1.22         (0.54)         1.22            1.44         88
-----------------------------------------------------------------------------------------------------------------------------
2005(1)                  10.10      1.00          10,560       1.15         (0.67)         1.15            1.89         45
-----------------------------------------------------------------------------------------------------------------------------

PIN OAK AGGRESSIVE STOCK FUND
-----------------------------------------------------------------------------------------------------------------------------
2008                    $15.58    (43.26)%   $    36,198       1.25%        (0.34)%        1.25%           1.51%        38%
-----------------------------------------------------------------------------------------------------------------------------
2007                     27.46     29.65          90,901       1.25         (0.50)         1.25            1.35         18
-----------------------------------------------------------------------------------------------------------------------------
2006                     21.18      0.24          92,549       1.21         (0.74)         1.21            1.27         20
-----------------------------------------------------------------------------------------------------------------------------
2005                     21.13     11.09         139,379       1.15         (0.78)         1.15            1.22         28
-----------------------------------------------------------------------------------------------------------------------------
2004                     19.02     (0.58)        190,839       1.15         (0.80)         1.15            1.17         21
-----------------------------------------------------------------------------------------------------------------------------

RIVER OAK DISCOVERY FUND
-----------------------------------------------------------------------------------------------------------------------------
2008                    $ 7.86    (45.31)%   $     4,168       1.35%        (0.68)%        1.35%           1.76%       145%
-----------------------------------------------------------------------------------------------------------------------------
2007                     14.80     28.03           7,823       1.35         (0.92)         1.35            1.72        148
-----------------------------------------------------------------------------------------------------------------------------
2006                     11.56     14.46           5,943       1.35         (0.81)         1.35            2.74         72
-----------------------------------------------------------------------------------------------------------------------------
2005(2)                  10.10      1.00           3,063       1.35         (0.79)         1.35            4.05         16
-----------------------------------------------------------------------------------------------------------------------------

RED OAK TECHNOLOGY SELECT FUND
-----------------------------------------------------------------------------------------------------------------------------
2008                    $ 4.92    (43.77)%   $    44,079       1.35%        (0.80)%        1.35%           1.58%        17%
-----------------------------------------------------------------------------------------------------------------------------
2007                      8.75     26.81         115,005       1.35         (0.40)         1.35            1.40         11
-----------------------------------------------------------------------------------------------------------------------------
2006                      6.90      5.34         116,449       1.27         (0.89)         1.27            1.34         93
-----------------------------------------------------------------------------------------------------------------------------
2005                      6.55      3.97         160,881       1.15         (0.50)+++      1.15            1.27         40
-----------------------------------------------------------------------------------------------------------------------------
2004                      6.30     (3.96)        244,848       1.15         (1.01)         1.15            1.20         38
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       17                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC] Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31,

                                                      REALIZED AND                       DIVIDENDS                          NET
                       NET ASSET                       UNREALIZED                          FROM            TOTAL           ASSET
                         VALUE            NET           GAINS OR          TOTAL             NET          DIVIDENDS         VALUE
                       BEGINNING      INVESTMENT      (LOSSES) ON         FROM          INVESTMENT          AND           END OF
                       OF PERIOD         LOSS          SECURITIES      OPERATIONS         INCOME       DISTRIBUTIONS      PERIOD
---------------------------------------------------------------------------------------------------------------------------------
BLACK OAK EMERGING TECHNOLOGY FUND
---------------------------------------------------------------------------------------------------------------------------------
2008                    $  2.94       $ (0.02)#        $ (1.29)           $(1.31)        $    --          $     --        $  1.63
---------------------------------------------------------------------------------------------------------------------------------
2007                       2.21         (0.03)#           0.76              0.73              --                --           2.94
---------------------------------------------------------------------------------------------------------------------------------
2006                       2.05         (0.02)#           0.18              0.16              --                --           2.21
---------------------------------------------------------------------------------------------------------------------------------
2005                       2.08         (0.02)#          (0.01)##          (0.03)             --                --           2.05
---------------------------------------------------------------------------------------------------------------------------------
2004                       2.21         (0.03)           (0.10)            (0.13)             --                --           2.08
---------------------------------------------------------------------------------------------------------------------------------

LIVE OAK HEALTH SCIENCES FUND
---------------------------------------------------------------------------------------------------------------------------------
2008                    $ 12.41       $ (0.04)#        $ (2.89)           $(2.93)        $    --          $     --        $  9.48
---------------------------------------------------------------------------------------------------------------------------------
2007                      11.18         (0.01)#           1.24              1.23              --                --          12.41
---------------------------------------------------------------------------------------------------------------------------------
2006                      11.66         (0.07)#          (0.41)            (0.48)             --                --          11.18
---------------------------------------------------------------------------------------------------------------------------------
2005                       9.44         (0.07)#           2.29              2.22              --                --          11.66
---------------------------------------------------------------------------------------------------------------------------------
2004                       9.24         (0.07)            0.27              0.20              --                --           9.44
---------------------------------------------------------------------------------------------------------------------------------

#     PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

## THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET GAINS ON INVESTMENT FOR THE PERIOD BECAUSE OF THE SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.

+ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THE SHAREHOLDER WILL PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES.

++ NET INVESTMENT INCOME PER SHARE AND THE NET INVESTMENT INCOME RATIO INCLUDE $0.13 AND 0.40%, RESPECTIVELY, RESULTING FROM A SPECIAL DIVIDEND FROM MICROSOFT IN NOVEMBER 2004.

+++ NET INVESTMENT INCOME PER SHARE AND THE NET INVESMENT INCOME RATION INCLUDE $0.03 AND 0.51%, RESPECTIVELY RESULTING FROM A SPECIAL DIVIDEND FROM MICROSOFT IN NOVEMBER 2004.

(1) THE ROCK OAK CORE GROWTH FUND COMMENCED OPERATIONS ON DECEMBER 31, 2004. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

(2) THE RIVER OAK DISCOVERY FUND COMMENCED OPERATIONS ON JUNE 30, 2005. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
1-888-462-5386                         18

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                      RATIO OF
                                                                                     RATIO OF        EXPENSES
                                                                     RATIO OF        EXPENSES        TO AVERAGE
                                                                        NET         TO AVERAGE       NET ASSETS
                                      NET ASSETS      RATIO OF      INVESTMENT      NET ASSETS       (EXCLUDING
                                        END OF        EXPENSES         LOSS         (EXCLUDING     WAIVERS AND/OR     PORTFOLIO
                         TOTAL          PERIOD       TO AVERAGE     TO AVERAGE      FEES PAID         FEES PAID        TURNOVER
                        RETURN+         (000)        NET ASSETS     NET ASSETS     INDIRECTLY)       INDIRECTLY)         RATE
-------------------------------------------------------------------------------------------------------------------------------
BLACK OAK EMERGING TECHNOLOGY FUND
-------------------------------------------------------------------------------------------------------------------------------
2008                    (44.56)%     $    19,478        1.35%         (0.94)%          1.35%            1.76%            79%
-------------------------------------------------------------------------------------------------------------------------------
2007                     33.03            39,810        1.35          (1.04)           1.35             1.62             76
-------------------------------------------------------------------------------------------------------------------------------
2006                      7.80            39,617        1.28          (1.13)           1.28             1.53             97
-------------------------------------------------------------------------------------------------------------------------------
2005                     (1.44)           48,901        1.15          (1.13)           1.15             1.41             30
-------------------------------------------------------------------------------------------------------------------------------
2004                     (5.88)           72,093        1.15          (1.14)           1.15             1.33             34
-------------------------------------------------------------------------------------------------------------------------------

LIVE OAK HEALTH SCIENCES FUND
-------------------------------------------------------------------------------------------------------------------------------
2008                    (23.61)%     $    14,013        1.35%         (0.36)%          1.35%            1.52%            25%
-------------------------------------------------------------------------------------------------------------------------------
2007                     11.00            21,354        1.35          (0.11)           1.35             1.37             28
-------------------------------------------------------------------------------------------------------------------------------
2006                     (4.12)           25,263        1.21          (0.59)           1.21             1.23             57
-------------------------------------------------------------------------------------------------------------------------------
2005                     23.52            36,304        1.15          (0.66)           1.15             1.22             16
-------------------------------------------------------------------------------------------------------------------------------
2004                      2.16            26,226        1.15          (0.75)           1.15             1.19              4
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       19                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC] Schedules of Investments
--------------------------------------------------------------------------------

OCTOBER 31, 2008

--------------------------------------------------------------------------------
White Oak Select Growth Fund
--------------------------------------------------------------------------------

                         INDUSTRY WEIGHTING+ (UNAUDITED)

--------------------------------------------------------------------------------
                                   [BAR CHART]

Computer Systems & Software                                                37.1%
Health Care                                                                21.0%
Telecommunications & Data Communications Equipment                         15.3%
Financials                                                                 12.8%
Semiconductors & Electronics                                               12.8%
Repurchase Agreement                                                        0.9%

+ Percentages are based on net assets. Included in net assets are other assets and liabilities of 0.1%.
--------------------------------------------------------------------------------

                                                                        MARKET
DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 99.0%++

--------------------------------------------------------------------------------
COMPUTER SYSTEMS & SOFTWARE -- 37.1%
--------------------------------------------------------------------------------
Amazon.com*                                                290,000   $    16,600
Cognizant Technology Solutions, Cl A*                      500,000         9,600
Dell*                                                      400,000         4,860
eBay*                                                      535,000         8,169
Google, Cl A*                                               43,000        15,452
International Business Machines                            112,500        10,459
Salesforce.com*                                            295,000         9,133
Yahoo!*                                                    450,000         5,769
                                                                     -----------
                                                                          80,042
                                                                     -----------

--------------------------------------------------------------------------------
FINANCIALS -- 12.8%
--------------------------------------------------------------------------------
Charles Schwab                                           1,250,000        23,900
Legg Mason                                                 165,000         3,661
                                                                     -----------
                                                                          27,561
                                                                     -----------

                                                                        MARKET
DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
HEALTH CARE -- 21.0%
--------------------------------------------------------------------------------
Amgen*                                                     375,000   $    22,459
Express Scripts*                                           170,000        10,304
Teva Pharmaceutical Industries ADR                         245,000        10,506
UnitedHealth Group                                          90,000         2,136
                                                                     -----------
                                                                          45,405
                                                                     -----------

--------------------------------------------------------------------------------
SEMICONDUCTORS & ELECTRONICS -- 12.8%
--------------------------------------------------------------------------------
Applied Materials                                          665,000         8,585
Broadcom, Cl A*                                            585,000         9,992
KLA-Tencor                                                 390,000         9,067
                                                                     -----------
                                                                          27,644
                                                                     -----------

--------------------------------------------------------------------------------
1-888-462-5386                         20

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
White Oak Select Growth Fund (CONCLUDED)
--------------------------------------------------------------------------------

                                                       SHARES/FACE      MARKET
DESCRIPTION                                           AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TELECOMMUNICATIONS & DATA
  COMMUNICATIONS EQUIPMENT -- 15.3%
--------------------------------------------------------------------------------
Cisco Systems*                                           1,150,000   $    20,436
Juniper Networks*                                          540,000        10,120
Sprint Nextel                                              800,000         2,504
                                                                     -----------
                                                                          33,060
                                                                     -----------

TOTAL COMMON STOCK
   (Cost $243,632)(000)                                                  213,712
                                                                     -----------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.9%
--------------------------------------------------------------------------------
Morgan Stanley (A)
   0.750%, dated 10/31/08, to be
   repurchased on 11/03/08, repurchase price
   $1,990,395 (collateralized by a U.S. Treasury
   Bond, par value $1,501,533, 8.500%, 02/15/20;
   total market value: $2,030,076)                    $      1,990         1,990
                                                                     -----------
TOTAL REPURCHASE AGREEMENT
   (Cost $1,990)(000)                                                      1,990
                                                                     -----------
TOTAL INVESTMENTS -- 99.9%
   (Cost $245,622)(000)                                              $   215,702
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $215,861,942.

*     NON-INCOME PRODUCING SECURITY

(A)   TRI-PARTY REPURCHASE AGREEMENT

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

++ MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       21                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC] Schedules of Investments
--------------------------------------------------------------------------------

OCTOBER 31, 2008

--------------------------------------------------------------------------------
Rock Oak Core Growth Fund
--------------------------------------------------------------------------------

                         INDUSTRY WEIGHTING+ (UNAUDITED)

--------------------------------------------------------------------------------
                                   [BAR CHART]

Computer Systems & Software                                                25.3%
Health Care                                                                18.9%
Semiconductors & Electronics                                               11.8%
Financials                                                                 10.8%
Telecommunications & Data Communications Equipment                          6.5%
Transportation                                                              5.4%
Energy                                                                      5.0%
Industrials                                                                 4.8%
Basic Materials                                                             3.9%
Consumer Cyclicals                                                          3.3%
Capital Goods                                                               3.3%
Repurchase Agreement                                                        1.5%

+ Percentages are based on net assets. Included in net assets are other assets and liabilities of (0.5)%.
--------------------------------------------------------------------------------

                                                                        MARKET
DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 99.0%++

--------------------------------------------------------------------------------
BASIC MATERIALS -- 3.9%
--------------------------------------------------------------------------------
Archer-Daniels-Midland                                       8,500   $       176
                                                                     -----------
                                                                             176
                                                                     -----------

--------------------------------------------------------------------------------
CAPITAL GOODS -- 3.3%
--------------------------------------------------------------------------------
ITT                                                          3,300           147
Nucor                                                          100             4
                                                                     -----------
                                                                             151
                                                                     -----------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS & SOFTWARE -- 25.3%
--------------------------------------------------------------------------------
Amazon.com*                                                  2,500           143
Apple*                                                       2,000           215
Cerner*                                                      3,000           112
Cognizant Technology Solutions, Cl A*                        9,800           188
eBay*                                                        5,300            81

                                                                        MARKET
DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMPUTER SYSTEMS & SOFTWARE (CONTINUED)
--------------------------------------------------------------------------------
Google, Cl A*                                                  300   $       108
Oracle*                                                      8,800           161
Salesforce.com*                                              4,800           149
                                                                     -----------
                                                                           1,157
                                                                     -----------

--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 3.3%
--------------------------------------------------------------------------------
International Game Technology                               10,700           150
                                                                     -----------
                                                                             150
                                                                     -----------

--------------------------------------------------------------------------------
ENERGY -- 5.0%
--------------------------------------------------------------------------------
National Oilwell Varco*                                      1,800            54
Schlumberger                                                 1,700            88
Weatherford International*                                   2,800            47
XTO Energy                                                   1,100            39
                                                                     -----------
                                                                             228
                                                                     -----------

--------------------------------------------------------------------------------
1-888-462-5386                         22

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Rock Oak Core Growth Fund (CONCLUDED)
--------------------------------------------------------------------------------

                                                                        MARKET
DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIALS -- 10.8%
--------------------------------------------------------------------------------
American Express                                             4,800   $       132
CME Group                                                      400           113
Goldman Sachs Group                                          1,200           111
Legg Mason                                                   6,200           138
                                                                     -----------
                                                                             494
                                                                     -----------

--------------------------------------------------------------------------------
HEALTH CARE -- 18.9%
--------------------------------------------------------------------------------
Baxter International                                         3,200           193
Genzyme*                                                     4,000           291
Gilead Sciences*                                             3,900           179
Intuitive Surgical*                                            750           130
UnitedHealth Group                                           3,000            71
                                                                     -----------
                                                                             864
                                                                     -----------

--------------------------------------------------------------------------------
INDUSTRIALS -- 4.8%
--------------------------------------------------------------------------------
Jacobs Engineering Group*                                    2,500            91
Thermo Fisher Scientific*                                    3,200           130
                                                                     -----------
                                                                             221
                                                                     -----------

--------------------------------------------------------------------------------
SEMICONDUCTORS & ELECTRONICS -- 11.8%
--------------------------------------------------------------------------------
Applied Materials                                              500             6
Broadcom, Cl A*                                             10,400           178
Corning                                                      9,700           105
Qualcomm                                                     6,500           249
                                                                     -----------
                                                                             538
                                                                     -----------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS & DATA
   COMMUNICATIONS EQUIPMENT -- 6.5%
--------------------------------------------------------------------------------
Cisco Systems*                                               8,200           146
Research In Motion*                                          3,000           151
                                                                     -----------
                                                                             297
                                                                     -----------

                                                       SHARES/FACE      MARKET
DESCRIPTION                                           AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRANSPORTATION -- 5.4%
--------------------------------------------------------------------------------
Expeditors International Washington                          5,100   $       166
Kansas City Southern*                                        2,700            83
                                                                     -----------
                                                                             249
                                                                     -----------
TOTAL COMMON STOCK
   (Cost $5,480)(000)                                                      4,525
                                                                     -----------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.5%
--------------------------------------------------------------------------------
Morgan Stanley (A)
   0.750%, dated 10/31/08, to be repurchased on
   11/03/08, repurchase price $67,639
   (collateralized by a U.S. Treasury Bond, par
   value $51,026, 8.500%, 02/15/20; total market
   value: $68,988)                                    $         68            68
                                                                     -----------
TOTAL REPURCHASE AGREEMENT
   (Cost $68)(000)                                                            68
                                                                     -----------
TOTAL INVESTMENTS -- 100.5%
   (Cost $5,548)(000)                                                $     4,593
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $4,570,604.

*     NON-INCOME PRODUCING SECURITY

(A)   TRI-PARTY REPURCHASE AGREEMENT

CL -- CLASS

++ MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       23                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC] Schedules of Investments
--------------------------------------------------------------------------------

OCTOBER 31, 2008

--------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund
--------------------------------------------------------------------------------

                         INDUSTRY WEIGHTING+ (UNAUDITED)

--------------------------------------------------------------------------------
                                   [BAR CHART]

Computer Systems & Software                                                32.2%
Semiconductors & Electronics                                               29.7%
Consumer Discretionary                                                     13.1%
Financials                                                                 12.0%
Consumer Cyclicals                                                          6.8%
Retail                                                                      5.5%
Repurchase Agreement                                                        1.0%
Health Care                                                                 0.1%

+ Percentages are based on net assets. Included in net assets are other assets and liabilities of (0.4)%.
--------------------------------------------------------------------------------

                                                                        MARKET
DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 99.4%++

--------------------------------------------------------------------------------
COMPUTER SYSTEMS & SOFTWARE -- 32.2%
--------------------------------------------------------------------------------
Amazon.com*                                                 41,000   $     2,347
eBay*                                                      112,000         1,710
Expedia*                                                   182,000         1,731
Google, Cl A*                                                4,530         1,628
HSN*                                                       168,940         1,039
IAC/InterActive*                                            67,350         1,129
Yahoo!*                                                    161,000         2,064
                                                                     -----------
                                                                          11,648
                                                                     -----------

--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 6.8%
--------------------------------------------------------------------------------
Interval Leisure Group*                                    254,021         1,844
Ticketmaster Entertainment*                                64,940            628
                                                                     -----------
                                                                           2,472
                                                                     -----------

                                                                        MARKET
DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 13.1%
--------------------------------------------------------------------------------
Gannett                                                    112,000   $     1,232
Cisco Systems*                                             103,000         1,830
Juniper Networks*                                           89,000         1,668
                                                                     -----------
                                                                           4,730
                                                                     -----------

--------------------------------------------------------------------------------
FINANCIALS -- 12.0%
--------------------------------------------------------------------------------
Charles Schwab                                             160,000         3,059
Morgan Stanley                                              15,000           262
TCF Financial                                               57,225         1,015
Tree.com*                                                    4,490            12
                                                                     -----------
                                                                           4,348
                                                                     -----------

--------------------------------------------------------------------------------
HEALTH CARE -- 0.1%
--------------------------------------------------------------------------------
Cell Genesys*                                               47,083            11
                                                                     -----------
                                                                              11
                                                                     -----------

--------------------------------------------------------------------------------
1-888-462-5386                         24

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund (CONCLUDED)
--------------------------------------------------------------------------------

                                                                        MARKET
DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
RETAIL -- 5.5%
--------------------------------------------------------------------------------
Blue Nile*                                                  33,718   $     1,031
Tiffany                                                     35,000           961
                                                                     -----------
                                                                           1,992
                                                                     -----------

--------------------------------------------------------------------------------
SEMICONDUCTORS & ELECTRONICS -- 29.7%
--------------------------------------------------------------------------------
Applied Materials                                           91,000         1,175
Broadcom, Cl A*                                            125,500         2,143
Jabil Circuit                                              204,000         1,716
KLA-Tencor                                                  83,700         1,946
Novellus Systems*                                          116,000         1,833
PMC-Sierra*                                                 81,000           379
Xilinx                                                      85,000         1,566
                                                                     -----------
                                                                          10,758
                                                                     -----------

TOTAL COMMON STOCK
   (Cost $40,200)(000)                                                    35,959
                                                                     -----------

                                                          FACE          MARKET
DESCRIPTION                                           AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.0%
--------------------------------------------------------------------------------
Morgan Stanley (A) 0.750%, dated 10/31/08, to be
   repurchased on 11/03/08, repurchase price
   $371,080 (collateralized by a U.S. Treasury
   Bond, par value $279,939, 8.500%, 02/15/20;
   total market value: $378,478)                      $        371   $       371
                                                                     -----------
TOTAL REPURCHASE AGREEMENT
   (Cost $371)(000)                                                         371
                                                                     -----------
TOTAL INVESTMENTS -- 100.4%
   (Cost $40,571)(000)                                               $    36,330
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $36,198,375.

*     NON-INCOME PRODUCING SECURITY

(A)   TRI-PARTY REPURCHASE AGREEMENT

CL -- CLASS

++ MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       25                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC] Schedules of Investments
--------------------------------------------------------------------------------

OCTOBER 31, 2008

--------------------------------------------------------------------------------
River Oak Discovery Fund
--------------------------------------------------------------------------------

                         INDUSTRY WEIGHTING+ (UNAUDITED)

--------------------------------------------------------------------------------
                                   [BAR CHART]

Computer Systems & Software                                                31.1%
Health Care                                                                20.7%
Industrials                                                                 8.1%
Semiconductors & Electronics                                                7.4%
Retail                                                                      6.2%
Capital Goods                                                               6.1%
Telecommunications & Data Communications Equipment                          5.0%
Energy                                                                      5.0%
Consumer Cyclicals                                                          2.7%
Financials                                                                  2.4%
Repurchase Agreement                                                        2.0%
Basic Materials                                                             1.9%

+ Percentages are based on net assets. Included in net assets are other assets and liabilities of 1.4%.
--------------------------------------------------------------------------------

                                                                        MARKET
DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.6%++

--------------------------------------------------------------------------------
BASIC MATERIALS -- 1.9%
--------------------------------------------------------------------------------
Polypore International*                                      9,400   $        80
                                                                     -----------
                                                                              80
                                                                     -----------

--------------------------------------------------------------------------------
CAPITAL GOODS -- 6.1%
--------------------------------------------------------------------------------
Alliant Techsystems*                                         1,400           116
Greif, Cl A                                                  3,400           138
                                                                     -----------
                                                                             254
                                                                     -----------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS & SOFTWARE -- 31.1%
--------------------------------------------------------------------------------
F5 Networks*                                                 6,500           161
Factset Research Systems                                     4,300           167
Gmarket ADR*                                                 8,600           150
Itron*                                                       2,900           141

                                                                        MARKET
DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMPUTER SYSTEMS & SOFTWARE (CONTINUED)
--------------------------------------------------------------------------------
MercadoLibre*                                                7,000   $        96
Netease.com ADR*                                             7,300           164
Omniture*                                                   14,200           163
Patni Computer Systems ADR                                  16,400            95
Sina*                                                        4,900           159
                                                                     -----------
                                                                           1,296
                                                                     -----------

--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 2.7%
--------------------------------------------------------------------------------
WMS Industries*                                              4,500           113
                                                                     -----------
                                                                             113
                                                                     -----------

--------------------------------------------------------------------------------
ENERGY -- 5.0%
--------------------------------------------------------------------------------
CARBO Ceramics                                               1,200            52
Helix Energy Solutions Group*                                4,000            42

--------------------------------------------------------------------------------
1-888-462-5386                         26

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
River Oak Discovery Fund (CONCLUDED)
--------------------------------------------------------------------------------

                                                                        MARKET
DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ENERGY (CONTINUED)
--------------------------------------------------------------------------------
Oceaneering International*                                   1,900   $        54
Willbros Group*                                              4,000            62
                                                                     -----------
                                                                             210
                                                                     -----------

--------------------------------------------------------------------------------
FINANCIALS -- 2.4%
--------------------------------------------------------------------------------
Morningstar*                                                 2,700           101
                                                                     -----------
                                                                             101
                                                                     -----------

--------------------------------------------------------------------------------
HEALTH CARE -- 20.7%
--------------------------------------------------------------------------------
Conceptus*                                                   6,200           100
Emergent Biosolutions*                                       8,700           157
Icon ADR*                                                    4,500           114
Illumina*                                                    5,700           176
Integra Lifesciences*                                        4,000           150
Neogen*                                                      5,600           165
                                                                     -----------
                                                                             862
                                                                     -----------

--------------------------------------------------------------------------------
INDUSTRIALS -- 8.1%
--------------------------------------------------------------------------------
OYO Geospace*                                                  500            14
Raven Industries                                             5,000           161
Team*                                                        5,800           161
                                                                     -----------
                                                                             336
                                                                     -----------

--------------------------------------------------------------------------------
RETAIL -- 6.2%
--------------------------------------------------------------------------------
Blue Nile*                                                   4,400           135
Gymboree*                                                    4,700           122
                                                                     -----------
                                                                             257
                                                                     -----------

--------------------------------------------------------------------------------
SEMICONDUCTORS & ELECTRONICS -- 7.4%
--------------------------------------------------------------------------------
Evergreen Solar*                                            10,700            41
Formfactor*                                                  8,000           139
Varian Semiconductor Equipment Associates*                   6,650           130
                                                                     -----------
                                                                             310
                                                                     -----------

                                                       SHARES/FACE     MARKET
DESCRIPTION                                           AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TELECOMMUNICATIONS & DATA COMMUNICATIONS EQUIPMENT -- 5.0%
--------------------------------------------------------------------------------
Ctrip.com International ADR                                  4,200   $       128
EnerNOC*                                                     6,200            41
Viasat*                                                      2,100            38
                                                                     -----------
                                                                             207
                                                                     -----------
TOTAL COMMON STOCK
   (Cost $5,392)(000)                                                      4,026
                                                                     -----------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.0%
--------------------------------------------------------------------------------
Morgan Stanley (A) 0.750%, dated 10/31/08, to be
   repurchased on 11/03/08, repurchase price
   $83,071 (collateralized by a U.S. Treasury
   Bond, par value $62,668, 8.500%, 02/15/20; total
   market value: $84,728)                             $         83            83
                                                                     -----------
TOTAL REPURCHASE AGREEMENT
   (Cost $83)(000)                                                            83
                                                                     -----------
TOTAL INVESTMENTS -- 98.6%
   (Cost $5,475)(000)                                                $     4,109
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $4,168,351.

*     NON-INCOME PRODUCING SECURITY

(A)   TRI-PARTY REPURCHASE AGREEMENT

ADR -- AMERICAN DEPOSITARY RECEIPT
CL  -- CLASS

++ MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       27                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC] Schedules of Investments
--------------------------------------------------------------------------------

OCTOBER 31, 2008

--------------------------------------------------------------------------------
Red Oak Technology Select Fund
--------------------------------------------------------------------------------

                         INDUSTRY WEIGHTING+ (UNAUDITED)

--------------------------------------------------------------------------------
                                   [BAR CHART]

Semiconductors & Related Devices                                          20.2%
E-Commerce - Services                                                     15.6%
Semiconductor Capital Equipment                                           11.9%
Web Portals/ISP                                                            9.6%
Electronic Computers                                                       9.2%
Computer Communications Equipment                                          8.0%
Consulting Services                                                        6.6%
Computer Peripheral Equipment                                              4.3%
Services - Prepackaged Software                                            3.7%
Television Broadcasting Stations                                           2.7%
Retail - Jewelry Stores                                                    2.2%
Computer Storage Devices                                                   1.8%
Date Storage                                                               1.6%
Consumer Wireless Devices                                                  1.0%
Repurchase Agreement                                                       0.7%
Amusement & Recreation Services                                            0.6%
Membership Organizations                                                   0.5%

+ Percentages are based on net assets. Included in net assets are other assets and liabilities of (0.2)%.
--------------------------------------------------------------------------------

                                                                        MARKET
DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 99.5%

--------------------------------------------------------------------------------
AMUSEMENT & RECREATION SERVICES -- 0.6%
--------------------------------------------------------------------------------
Ticketmaster Entertainment*                                 28,400   $       275
                                                                     -----------
                                                                             275
                                                                     -----------

--------------------------------------------------------------------------------
COMPUTER COMMUNICATIONS EQUIPMENT -- 8.0%
--------------------------------------------------------------------------------
Cisco Systems*                                             113,000         2,008
Juniper Networks*                                           82,000         1,537
                                                                     -----------
                                                                           3,545
                                                                     -----------

                                                                        MARKET
DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMPUTER PERIPHERAL EQUIPMENT -- 4.3%
--------------------------------------------------------------------------------
Lexmark International, Cl A*                                73,000   $     1,886
                                                                     -----------
                                                                           1,886
                                                                     -----------

--------------------------------------------------------------------------------
COMPUTER STORAGE DEVICES -- 1.8%
--------------------------------------------------------------------------------
Seagate Technology                                         117,000           792
                                                                     -----------
                                                                             792
                                                                     -----------

--------------------------------------------------------------------------------
CONSULTING SERVICES -- 6.6%
--------------------------------------------------------------------------------
Accenture, Cl A                                             88,200         2,915
                                                                     -----------
                                                                           2,915
                                                                     -----------

--------------------------------------------------------------------------------
1-888-462-5386                         28

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Red Oak Technology Select Fund (CONTINUED)
--------------------------------------------------------------------------------

                                                                        MARKET
DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CONSUMER WIRELESS DEVICES -- 1.0%
--------------------------------------------------------------------------------
Motorola                                                    81,000   $       435
                                                                     -----------
                                                                             435
                                                                     -----------

--------------------------------------------------------------------------------
DATA STORAGE -- 1.6%
--------------------------------------------------------------------------------
NetApp*                                                     53,000           717
                                                                     -----------
                                                                             717
                                                                     -----------

--------------------------------------------------------------------------------
E-COMMERCE - SERVICES -- 15.6%
--------------------------------------------------------------------------------
Amazon.com*                                                 46,000         2,633
eBay*                                                      138,000         2,107
Expedia*                                                   205,000         1,950
HSN*                                                        28,400           175
                                                                     -----------
                                                                           6,865
                                                                     -----------

--------------------------------------------------------------------------------
ELECTRONIC COMPUTERS -- 9.2%
--------------------------------------------------------------------------------
Apple*                                                      12,000         1,291
Dell*                                                       70,000           851
International Business Machines                             20,500         1,906
                                                                     -----------
                                                                           4,048
                                                                     -----------

--------------------------------------------------------------------------------
MEMBERSHIP ORGANIZATIONS -- 0.5%
--------------------------------------------------------------------------------
Interval Leisure Group*                                     28,400           206
                                                                     -----------
                                                                             206
                                                                     -----------

--------------------------------------------------------------------------------
PERSONAL CREDIT INSTITUTIONS -- 0.0%
--------------------------------------------------------------------------------
Tree.com*                                                    4,733            13
                                                                     -----------
                                                                              13
                                                                     -----------

--------------------------------------------------------------------------------
RETAIL - JEWELRY STORES -- 2.2%
--------------------------------------------------------------------------------
Blue Nile*                                                  31,506           963
                                                                     -----------
                                                                             963
                                                                     -----------

                                                                        MARKET
DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SEMICONDUCTOR CAPITAL EQUIPMENT -- 11.9%
--------------------------------------------------------------------------------
Applied Materials                                           90,000   $     1,162
KLA-Tencor                                                  80,000         1,860
Novellus Systems*                                          142,000         2,244
                                                                     -----------
                                                                           5,266
                                                                     -----------

--------------------------------------------------------------------------------
SEMICONDUCTORS & RELATED DEVICES -- 20.2%
--------------------------------------------------------------------------------
Broadcom, Cl A*                                            139,000         2,374
Intersil, Cl A                                              22,000           301
National Semiconductor                                     161,000         2,120
Taiwan Semiconductor Manufacturing ADR                     117,310           969
Texas Instruments                                           72,000         1,408
Xilinx                                                      94,000         1,731
                                                                     -----------
                                                                           8,903
                                                                     -----------

--------------------------------------------------------------------------------
SERVICES - PREPACKAGED SOFTWARE -- 3.7%
--------------------------------------------------------------------------------
BMC Software*                                               26,700           689
Symantec*                                                   75,000           944
                                                                     -----------
                                                                           1,633
                                                                     -----------

--------------------------------------------------------------------------------
TELEVISION BROADCASTING STATIONS -- 2.7%
--------------------------------------------------------------------------------
IAC/InterActive*                                            71,000         1,190
                                                                     -----------
                                                                           1,190
                                                                     -----------

--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 9.6%
--------------------------------------------------------------------------------
Google, Cl A*                                                6,200         2,228
Yahoo!*                                                    155,100         1,988
                                                                     -----------
                                                                           4,216
                                                                     -----------
TOTAL COMMON STOCK
   (Cost $58,289)(000)                                                    43,868
                                                                     -----------

--------------------------------------------------------------------------------
                                       29                       www.oakfunds.com

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Red Oak Technology Select Fund (CONCLUDED)
--------------------------------------------------------------------------------

                                                          FACE          MARKET
DESCRIPTION                                           AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.7%
--------------------------------------------------------------------------------
Morgan Stanley (A) 0.750%, dated 10/31/08, to be
   repurchased on 11/03/08, repurchase price
   $287,821 (collateralized by a U.S. Treasury
   Bond, par value $217,129, 8.500%, 02/15/20;
   total market value: $293,559)                      $        288   $       288
                                                                     -----------
TOTAL REPURCHASE AGREEMENT
   (Cost $288)(000)                                                          288
                                                                     -----------
TOTAL INVESTMENTS -- 100.2%
   (Cost $58,577)(000)                                               $    44,156
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $44,079,468.

* NON-INCOME PRODUCING SECURITY

(A) TRI-PARTY REPURCHASE AGREEMENT

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
ISP -- INTERNET SERVICE PROVIDER

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
1-888-462-5386                         30

--------------------------------------------------------------------------------
[GRAPHIC] Schedules of Investments
--------------------------------------------------------------------------------

OCTOBER 31, 2008

--------------------------------------------------------------------------------
Black Oak Emerging Technology Fund
--------------------------------------------------------------------------------

                         INDUSTRY WEIGHTING+ (UNAUDITED)

--------------------------------------------------------------------------------
                                   [BAR CHART]

Semiconductors & Related Devices                                          16.1%
Services - Prepackaged Software                                           13.0%
Systems - Computer Integrated Systems Design                              12.4%
Services - Computer Programming Services                                  10.8%
Web Portals/ISP                                                            8.0%
E-Commerce - Services                                                      5.9%
Electronic Computers                                                       5.4%
Amusement and Recreational Services                                        5.4%
Laboratory Analytical Instruments                                          4.4%
Consumer Wireless Devices                                                  3.7%
Surgical & Medical Instruments & Apparatus                                 3.6%
Fiber Optic Components                                                     3.5%
Services - Business Services                                               3.0%
In Vitro & In Vivo Diagnostic Substances                                   2.7%
Repurchase Agreement                                                       2.4%

+ Percentages are based on net assets. Included in net assets are other assets and liabilities of (0.3)%.
--------------------------------------------------------------------------------

                                                                        MARKET
DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.9%

--------------------------------------------------------------------------------
AMUSEMENT AND RECREATIONAL SERVICES -- 5.4%
--------------------------------------------------------------------------------
International Game Technology                               35,300   $       494
WMS Industries*                                             22,300           558
                                                                     -----------
                                                                           1,052
                                                                     -----------

--------------------------------------------------------------------------------
CONSUMER WIRELESS DEVICES -- 3.7%
--------------------------------------------------------------------------------
Research In Motion*                                         14,100           711
                                                                     -----------
                                                                             711
                                                                     -----------

                                                                        MARKET
DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
E-COMMERCE - SERVICES -- 5.9%
--------------------------------------------------------------------------------
Gmarket ADR*                                                35,400   $       618
MercadoLibre*                                               38,100           521
                                                                     -----------
                                                                           1,139
                                                                     -----------

--------------------------------------------------------------------------------
ELECTRONIC COMPUTERS -- 5.4%
--------------------------------------------------------------------------------
Apple*                                                       9,800         1,054
                                                                     -----------
                                                                           1,054
                                                                     -----------

--------------------------------------------------------------------------------
FIBER OPTIC COMPONENTS -- 3.5%
--------------------------------------------------------------------------------
Corning                                                     63,500           688
                                                                     -----------
                                                                             688
                                                                     -----------

--------------------------------------------------------------------------------
                                       31                       www.oakfunds.com

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Black Oak Emerging Technology Fund (CONTINUED)
--------------------------------------------------------------------------------

                                                                        MARKET
DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
IN VITRO & IN VIVO DIAGNOSTIC SUBSTANCES -- 2.7%
--------------------------------------------------------------------------------
Neogen*                                                     18,100   $       533
                                                                     -----------
                                                                             533
                                                                     -----------

--------------------------------------------------------------------------------
LABORATORY ANALYTICAL INSTRUMENTS -- 4.4%
--------------------------------------------------------------------------------
Illumina*                                                   27,900           860
                                                                     -----------
                                                                             860
                                                                     -----------

--------------------------------------------------------------------------------
SEMICONDUCTORS & RELATED DEVICES -- 16.1%
--------------------------------------------------------------------------------
Evergreen Solar*                                            34,500           131
Formfactor*                                                 50,000           871
MEMC Electronic Materials*                                  20,300           373
Qualcomm                                                    27,600         1,056
Varian Semiconductor Equipment Associates*                  35,850           703
                                                                     -----------
                                                                           3,134
                                                                     -----------

--------------------------------------------------------------------------------
SERVICES - BUSINESS SERVICES -- 3.0%
--------------------------------------------------------------------------------
Ctrip.com International ADR                                 18,900           578
                                                                     -----------
                                                                             578
                                                                     -----------

--------------------------------------------------------------------------------
SERVICES - COMPUTER PROGRAMMING SERVICES -- 10.8%
--------------------------------------------------------------------------------
Cognizant Technology Solutions, Cl A*                       47,800           918
Infosys Technologies ADR                                    21,000           616
Wipro ADR                                                   74,700           578
                                                                     -----------
                                                                           2,112
                                                                     -----------

                                                                        MARKET
DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SERVICES - PREPACKAGED SOFTWARE -- 13.0%
--------------------------------------------------------------------------------
ANSYS*                                                      21,900   $       627
Cerner*                                                     29,200         1,087
Citrix Systems*                                             31,800           820
                                                                     -----------
                                                                           2,534
                                                                     -----------

--------------------------------------------------------------------------------
SURGICAL & MEDICAL INSTRUMENTS & APPARATUS -- 3.6%
--------------------------------------------------------------------------------
Intuitive Surgical*                                          4,000           691
                                                                     -----------
                                                                             691
                                                                     -----------

--------------------------------------------------------------------------------
SYSTEMS - COMPUTER INTEGRATED SYSTEMS DESIGN -- 12.4%
--------------------------------------------------------------------------------
F5 Networks*                                                36,200           898
Itron*                                                      14,300           693
Salesforce.com*                                             26,800           830
                                                                     -----------
                                                                           2,421
                                                                     -----------

--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 8.0%
--------------------------------------------------------------------------------
Netease.com ADR*                                            36,100           812
Sina*                                                       23,200           752
                                                                     -----------
                                                                           1,564
                                                                     -----------

TOTAL COMMON STOCK
   (Cost $24,869)(000)                                                    19,071
                                                                     -----------

--------------------------------------------------------------------------------
1-888-462-5386                         32

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Black Oak Emerging Technology Fund (CONCLUDED)
--------------------------------------------------------------------------------

                                                          FACE          MARKET
DESCRIPTION                                           AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.4%
--------------------------------------------------------------------------------
Morgan Stanley (A) 0.750%, dated 10/31/08, to be
   repurchased on 11/03/08, repurchase price
   $474,965 (collateralized by a U.S. Treasury
   Bond, par value $358,308, 8.500%, 02/15/20;
   total market value: $484,434)                      $        475   $       475
                                                                     -----------

TOTAL REPURCHASE AGREEMENT
   (Cost $475)(000)                                                          475
                                                                     -----------

TOTAL INVESTMENTS -- 100.3%
   (Cost $25,344)(000)                                               $    19,546
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $19,477,805.

*     NON-INCOME PRODUCING SECURITY

(A)   TRI-PARTY REPURCHASE AGREEMENT

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
ISP -- INTERNET SERVICE PROVIDER

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       33                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC] Schedules of Investments
--------------------------------------------------------------------------------

OCTOBER 31, 2008

--------------------------------------------------------------------------------
Live Oak Health Sciences Fund
--------------------------------------------------------------------------------

                         INDUSTRY WEIGHTING+ (UNAUDITED)

--------------------------------------------------------------------------------
                                   [BAR CHART]

Pharmaceutical Preparations                                                34.5%
Biological Products (No Diagnostic Substances)                             24.5%
Wholesale - Drugs, Proprietaries & Druggists' Sundries                     14.0%
Surgical & Medical Instruments & Apparatus                                 11.8%
Hospital & Medical Service Plans                                            4.4%
Electromedical & Electrotherapeutic Apparatus                               4.2%
Laboratory Analytical Instruments                                           4.0%
Services - Computer Processing                                              2.0%
Services - Commercial Physical & Biological Research                        0.8%
Repurchase Agreement                                                        0.1%

+ Percentages are based on net assets. Included in net assets are other assets and liabilities of (0.3)%.
--------------------------------------------------------------------------------

                                                                        MARKET
DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 100.2%++

--------------------------------------------------------------------------------
BIOLOGICAL PRODUCTS (NO DIAGNOSTIC SUBSTANCES) -- 24.5%
--------------------------------------------------------------------------------
Amgen*                                                      20,500   $     1,228
Biogen Idec*                                                10,800           460
Cell Genesys*                                               51,995            12
Genentech*                                                   7,100           589
Genzyme*                                                     6,500           474
Invitrogen*                                                 23,100           665
                                                                     -----------
                                                                           3,428
                                                                     -----------

--------------------------------------------------------------------------------
ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS -- 4.2%
--------------------------------------------------------------------------------
Medtronic                                                   14,500           585
                                                                     -----------
                                                                             585
                                                                     -----------

                                                                        MARKET
DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
HOSPITAL & MEDICAL SERVICE PLANS -- 4.4%
--------------------------------------------------------------------------------
WellPoint*                                                  15,800   $       614
                                                                     -----------
                                                                             614
                                                                     -----------

--------------------------------------------------------------------------------
LABORATORY ANALYTICAL INSTRUMENTS -- 4.0%
--------------------------------------------------------------------------------
Waters*                                                     13,000           569
                                                                     -----------
                                                                             569
                                                                     -----------

--------------------------------------------------------------------------------
PHARMACEUTICAL PREPARATIONS -- 34.5%
--------------------------------------------------------------------------------
AstraZeneca ADR                                              8,000           340
Corcept Therapeutics*                                       64,244            80
Eli Lilly                                                   16,000           541
GlaxoSmithKline ADR                                          2,700           104
Johnson & Johnson                                            3,000           184
King Pharmaceuticals*                                       42,000           369
Medicis Pharmaceutical, Cl A                                37,400           534

--------------------------------------------------------------------------------
1-888-462-5386                         34

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Live Oak Health Sciences Fund (CONCLUDED)
--------------------------------------------------------------------------------

                                                                        MARKET
DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PHARMACEUTICAL PREPARATIONS (CONTINUED)
--------------------------------------------------------------------------------
Pfizer                                                      35,000   $       620
Sanofi-Aventis ADR                                          13,500           427
Teva Pharmaceutical Industries ADR                          19,000           815
Watson Pharmaceuticals*                                     31,400           822
                                                                     -----------
                                                                           4,836
                                                                     -----------

--------------------------------------------------------------------------------
SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL RESEARCH -- 0.8%
--------------------------------------------------------------------------------
Affymetrix                                                  31,000           114
                                                                     -----------
                                                                             114
                                                                     -----------

--------------------------------------------------------------------------------
SERVICES - COMPUTER PROCESSING -- 2.0%
--------------------------------------------------------------------------------
IMS Health                                                  19,500           280
                                                                     -----------
                                                                             280
                                                                     -----------

--------------------------------------------------------------------------------
SURGICAL & MEDICAL INSTRUMENTS & APPARATUS -- 11.8%
--------------------------------------------------------------------------------
Boston Scientific*                                          51,000           461
Covidien                                                    16,400           726
Techne*                                                      6,700           462
                                                                     -----------
                                                                           1,649
                                                                     -----------

--------------------------------------------------------------------------------
WHOLESALE - DRUGS, PROPRIETARIES & DRUGGISTS' SUNDRIES -- 14.0%
--------------------------------------------------------------------------------
AmerisourceBergen                                           22,400           700
Cardinal Health                                             16,600           634
PharMerica*                                                 30,942           635
                                                                     -----------
                                                                           1,969
                                                                     -----------

TOTAL COMMON STOCK
   (Cost $14,265)(000)                                                    14,044
                                                                     -----------

                                                          FACE         MARKET
DESCRIPTION                                           AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.1%
--------------------------------------------------------------------------------
Morgan Stanley (A) 0.750%, dated 10/31/08, to be
   repurchased on 11/03/08, repurchase price
   $11,011 (collateralized by a U.S. Treasury Bond,
   par value $8,306, 8.500%, 02/15/20; total market
   value: $11,230)                                    $         11   $        11
                                                                     -----------

TOTAL REPURCHASE AGREEMENT
   (Cost $11)(000)                                                            11
                                                                     -----------

TOTAL INVESTMENTS -- 100.3%
   (Cost $14,276)(000)                                               $    14,055
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $14,012,714.

*     NON-INCOME PRODUCING SECURITY

(A)   TRI-PARTY REPURCHASE AGREEMENT

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

++ MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       35                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC] Statements of Assets and Liabilities (000)
--------------------------------------------------------------------------------

AS OF OCTOBER 31, 2008

                                                                   ---------------------------
                                                                     WHITE OAK      ROCK OAK
                                                                   SELECT GROWTH   CORE GROWTH
                                                                       FUND           FUND
----------------------------------------------------------------------------------------------
   Investments at cost .........................................    $    243,632     $ 5,480
   Repurchase agreements at cost ...............................           1,990          68
==============================================================================================
ASSETS:
   Investments at market value .................................    $    213,712     $ 4,525
   Repurchase agreements at market value .......................           1,990          68
   Receivable for investment securities sold ...................           6,468          --
   Prepaid expenses ............................................              49           1
   Receivable for capital shares sold ..........................               7          --
   Dividends and interest receivable ...........................              --           2
   Reimbursement from investment adviser .......................              --          --
   Reclaim receivable ..........................................              --          --
----------------------------------------------------------------------------------------------
   Total Assets ................................................         222,226       4,596
----------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for investment securtities purchased ................           5,659          --
   Payable for fund shares redeemed ............................             209          --
   Investment advisory fees payable ............................              53          --
   Administration fees payable .................................              36           1
   Trustees' fees payable ......................................              24          --
   Other accrued expenses ......................................             383          24
----------------------------------------------------------------------------------------------
   Total Liabilites ............................................           6,364          25
----------------------------------------------------------------------------------------------
   Total Net Assets ............................................    $    215,862     $ 4,571
==============================================================================================
NET ASSETS:
   Paid-in capital
      (unlimited authorization -- no par value).................    $  2,837,882     $ 5,722
   Accumulated net realized loss on investments ................      (2,592,100)       (196)
   Net unrealized depreciation on investments ..................         (29,920)       (955)
----------------------------------------------------------------------------------------------
   Total Net Assets ............................................    $    215,862     $ 4,571
==============================================================================================
Portfolio Shares:
   Net assets ..................................................    $    215,862     $ 4,571
   Total shares outstanding at end of year .....................           9,037         628
   Net asset value, offering and redemption price
      per share (net assets / shares outstanding) ..............    $      23.89     $  7.28
==============================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
1-888-462-5386                         36

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     -------------------------------------------------------------------------------
                                                          PIN OAK       RIVER OAK     RED OAK         BLACK OAK          LIVE OAK
                                                     AGGRESSIVE STOCK   DISCOVERY    TECHNOLOGY        EMERGING      HEALTH SCIENCES
                                                           FUND           FUND      SELECT FUND    TECHNOLOGY FUND         FUND
------------------------------------------------------------------------------------------------------------------------------------
   Investments at cost ............................     $   40,200       $  5,392   $     58,289      $   24,869        $ 14,265
   Repurchase agreements at cost ..................            371             83            288             475              11
====================================================================================================================================
ASSETS:
   Investments at market value ....................     $   35,959       $  4,026   $     43,868      $   19,071        $ 14,044
   Repurchase agreements at market value ..........            371             83            288             475              11
   Receivable for investment securities sold ......            106            139             45              --               9
   Prepaid expenses ...............................              8              1             11               5               3
   Receivable for capital shares sold .............             --             --              2               1              --
   Dividends and interest receivable ..............             20              6             52              --               6
   Reimbursement from investment adviser ..........             --             --             --               2
   Reclaim receivable .............................             --             --             --              --               1
------------------------------------------------------------------------------------------------------------------------------------
   Total Assets ...................................         36,464          4,255         44,266          19,554          14,074
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for investment securtities purchased ...            104             62             --              --              --
   Payable for fund shares redeemed ...............             57             --             50               4              16
   Investment advisory fees payable ...............              8              1              6              --               1
   Administration fees payable ....................              6              1              7               3               2
   Trustees' fees payable .........................              4             --              5               2               2
   Other accrued expenses .........................             87             23            119              67              40
------------------------------------------------------------------------------------------------------------------------------------
   Total Liabilites ...............................            266             87            187              76              61
------------------------------------------------------------------------------------------------------------------------------------
   Total Net Assets ...............................     $   36,198       $  4,168   $     44,079      $   19,478        $ 14,013
====================================================================================================================================
NET ASSETS:
   Paid-in capital
      (unlimited authorization -- no par value) ...     $  868,664       $  5,634   $  1,710,251      $  302,863        $ 14,253
   Accumulated net realized loss on investments ...       (828,225)          (100)    (1,651,751)       (277,587)            (19)
   Net unrealized depreciation on investments .....         (4,241)        (1,366)       (14,421)         (5,798)           (221)
------------------------------------------------------------------------------------------------------------------------------------
   Total Net Assets ...............................     $   36,198       $  4,168   $     44,079      $   19,478        $ 14,013
====================================================================================================================================
Portfolio Shares:
   Net assets .....................................     $   36,198       $  4,168   $     44,079      $   19,478        $ 14,013
   Total shares outstanding at end of year ........          2,324            530          8,951          11,950           1,479
   Net asset value, offering and redemption
      price per share (net assets / shares
      outstanding) ................................     $    15.58       $   7.86   $       4.92      $     1.63        $   9.48
====================================================================================================================================

--------------------------------------------------------------------------------
                                       37                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC] Statements of Operations (000)
--------------------------------------------------------------------------------

FOR THE YEAR ENDED OCTOBER 31, 2008

                                                    ----------------------------
                                                      WHITE OAK       ROCK OAK
                                                    SELECT GROWTH   CORE GROWTH
                                                         FUND           FUND
--------------------------------------------------------------------------------
Investment Income:
   Dividends ....................................     $   1,941       $    46
   Interest .....................................            29             7
   Less: Foreign withholding tax ................          (112)           (2)
--------------------------------------------------------------------------------
   Total Investment Income ......................         1,858            51
--------------------------------------------------------------------------------
Expenses:
   Investment advisory fees .....................         2,473            52
   Administration fees ..........................           415             9
   Trustees' fees ...............................           138             3
   Transfer agent fees ..........................         1,187            19
   Printing fees ................................           162             3
   Professional fees ............................           138            20
   Registration fees ............................            79             2
   Custodian fees ...............................            16            --
   Insurance and other fees .....................           106             2
--------------------------------------------------------------------------------
   Total Expenses ...............................         4,714           110
--------------------------------------------------------------------------------
   Less: Investment advisory fees waived ........          (537)          (22)
--------------------------------------------------------------------------------
   Net Expenses .................................         4,177            88
--------------------------------------------------------------------------------
   Net Investment Loss ..........................        (2,319)          (37)
--------------------------------------------------------------------------------
   Net realized gain (loss) on securities sold ..       (23,071)         (189)
   Net change in unrealized depreciation
      of investment securities ..................      (131,452)       (3,363)
--------------------------------------------------------------------------------
   Net Realized and Unrealized
      Loss on Investments .......................      (154,523)       (3,552)
--------------------------------------------------------------------------------
   Net Decrease in Net Assets Resulting
      From Operations ...........................     $(156,842)      $(3,589)
================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              -------------------------------------------------------------------------------
                                                  PIN OAK        RIVER OAK     RED OAK        BLACK OAK          LIVE OAK
                                              AGGRESSIVE STOCK   DISCOVERY   TECHNOLOGY       EMERGING       HEALTH SCIENCES
                                                    FUND            FUND     SELECT FUND   TECHNOLOGY FUND        FUND
-----------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends ..............................       $    520        $    29     $    409        $     90           $   182
   Interest ...............................             24             15           26              46                 7
   Less: Foreign withholding tax ..........             --             (1)          (2)             (8)               (7)
-----------------------------------------------------------------------------------------------------------------------------
   Total Investment Income ................            544             43          433             128               182
-----------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees ...............            445             58          585             233               137
   Administration fees ....................             74              8           97              39                23
   Trustees' fees .........................             25              3           33              13                 8
   Transfer agent fees ....................            260             18          404             207                67
   Printing fees ..........................             25              3           33              15                10
   Professional fees ......................             38             20           44              28                24
   Registration fees ......................             15              1           20               7                 4
   Custodian fees .........................              2             --            3               1                 1
   Insurance and other fees ...............             20              2           26              10                 6
-----------------------------------------------------------------------------------------------------------------------------
   Total Expenses .........................            904            113        1,245             553               280
-----------------------------------------------------------------------------------------------------------------------------
   Less: Investment advisory fees waived ..           (153)           (26)        (178)           (129)              (31)
-----------------------------------------------------------------------------------------------------------------------------
   Net Expenses ...........................            751             87        1,067             424               249
-----------------------------------------------------------------------------------------------------------------------------
   Net Investment Loss ....................           (207)           (44)        (634)           (296)              (67)
-----------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on
      securities sold .....................          3,072           (111)       4,209           1,689               478
   Net change in unrealized depreciation
      of investment securities ............        (35,675)        (3,337)     (44,166)        (18,045)           (5,154)
-----------------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized
      Loss on Investments .................        (32,603)        (3,448)     (39,957)        (16,356)           (4,676)
-----------------------------------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets Resulting
      From Operations .....................       $(32,810)       $(3,492)    $(40,591)       $(16,652)          $(4,743)
=============================================================================================================================

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

--------------------------------------------------------------------------------
[GRAPHIC] Statements of Changes in Net Assets (000)
--------------------------------------------------------------------------------

FOR THE YEARS ENDED OCTOBER 31,

                                                           -----------------------------------------------
                                                                  WHITE OAK                 ROCK OAK
                                                                SELECT GROWTH             CORE GROWTH
                                                                    FUND                      FUND
                                                           -----------------------------------------------
                                                              2008         2007         2008       2007
----------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment loss .................................   $   (2,319)  $   (1,552)  $     (37)  $    (48)
   Net realized gain (loss) on securities sold .........      (23,071)      73,135        (189)       664
   Net unrealized appreciation (depreciation) of
     investment securities .............................     (131,452)      23,700      (3,363)     1,255
----------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from
     Operations ........................................     (156,842)      95,283      (3,589)     1,871
----------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Realized capital gains ..............................           --           --        (357)        --
----------------------------------------------------------------------------------------------------------
         Total Distributions ...........................           --           --        (357)        --
----------------------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares issued .......................................       14,894       21,469         687        454
   Shares issued in lieu of cash distributions .........           --           --         350         --
   Shares redeemed .....................................      (82,168)    (215,290)       (909)    (3,624)
----------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Capital
       Share Transactions ..............................      (67,274)    (193,821)        128     (3,170)
----------------------------------------------------------------------------------------------------------
         Total Increase (Decrease) in Net Assets .......     (224,116)     (98,538)     (3,818)    (1,299)
----------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Year ...................................      439,978      538,516       8,389      9,688
----------------------------------------------------------------------------------------------------------
   End of Year .........................................   $  215,862   $  439,978   $   4,571   $  8,389
==========================================================================================================
Shares Issued and Redeemed:
   Issued ..............................................          453          616          60         40
   Issued in lieu of cash distributions ................           --           --          28         --
   Redeemed ............................................       (2,559)      (6,347)        (84)      (323)
----------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Share Transactions .....       (2,106)      (5,731)          4       (283)
==========================================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                        --------------------------------------------------------------------------------------------
                                               PIN OAK               RIVER OAK               RED OAK                BLACK OAK
                                           AGGRESSIVE STOCK          DISCOVERY              TECHNOLOGY               EMERGING
                                                 FUND                   FUND               SELECT FUND           TECHNOLOGY FUND
                                        --------------------------------------------------------------------------------------------
                                           2008        2007       2008       2007        2008        2007        2008        2007
------------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net investment loss ..............   $    (207)  $    (418)  $    (44)  $    (60)  $    (634)  $    (459)  $    (296)  $    (382)
   Net realized gain (loss)
     on securities sold .............       3,072      11,766       (111)       341       4,209       9,990       1,689       4,281
   Net unrealized appreciation
     (depreciation) of investment
     securities .....................     (35,675)     10,407     (3,337)     1,388     (44,166)     17,531     (18,045)      6,576
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net
     Assets Resulting from
     Operations .....................     (32,810)     21,755     (3,492)     1,669     (40,591)     27,062     (16,652)     10,475
------------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Realized capital gains ...........          --          --       (210)        --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
         Total Distributions ........          --          --       (210)        --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (in
   dollars):
   Shares issued ....................       1,917      17,313        513      2,016       2,981      10,604       4,602       2,824
   Shares issued in lieu of cash
     distributions ..................          --          --        205         --          --          --          --          --
   Shares redeemed ..................     (23,810)    (40,716)      (671)    (1,805)    (33,316)    (39,110)     (8,282)    (13,106)
------------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net
       Assets from Capital Share
       Transactions .................     (21,893)    (23,403)        47        211     (30,335)    (28,506)     (3,680)    (10,282)
------------------------------------------------------------------------------------------------------------------------------------
         Total Increase (Decrease) in
           Net Assets ...............     (54,703)     (1,648)    (3,655)     1,880     (70,926)     (1,444)    (20,332)        193
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Year ................      90,901      92,549      7,823      5,943     115,005     116,449      39,810      39,617
------------------------------------------------------------------------------------------------------------------------------------
   End of Year ......................   $  36,198   $  90,901   $  4,168   $  7,823   $  44,079   $ 115,005   $  19,478   $  39,810
====================================================================================================================================
Shares Issued and Redeemed:
   Issued ...........................          88         674         41        159         416       1,341       1,881       1,139
   Issued in lieu of cash
     distributions ..................          --          --         15         --          --          --          --          --
   Redeemed .........................      (1,075)     (1,732)       (55)      (144)     (4,602)     (5,091)     (3,470)     (5,504)
------------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Share
       Transactions .................        (987)     (1,058)         1         15      (4,186)     (3,750)     (1,589)     (4,365)
====================================================================================================================================

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

--------------------------------------------------------------------------------
[GRAPHIC] Statements of Changes in Net Assets (000)
--------------------------------------------------------------------------------

FOR THE YEARS ENDED OCTOBER 31,

                                                                          --------------------
                                                                                LIVE OAK
                                                                            HEALTH SCIENCES
                                                                                  FUND
                                                                          --------------------
                                                                            2008       2007
----------------------------------------------------------------------------------------------
Investment Activities:
   Net investment loss ................................................   $    (67)  $    (25)
   Net realized gain on securities sold ...............................        478      2,524
   Net unrealized depreciation of investment securities ...............     (5,154)      (347)
----------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Operations ....     (4,743)     2,152
----------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
   Shares issued ......................................................      1,091      3,916
   Shares redeemed ....................................................     (3,689)    (9,977)
----------------------------------------------------------------------------------------------
      Decrease in Net Assets from Capital Share Transactions ..........     (2,598)    (6,061)
----------------------------------------------------------------------------------------------
         Total Decrease in Net Assets .................................     (7,341)    (3,909)
----------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Year ..................................................     21,354     25,263
----------------------------------------------------------------------------------------------
   End of Year ........................................................   $ 14,013   $ 21,354
==============================================================================================
Shares Issued and Redeemed:
   Issued .............................................................         94        333
   Redeemed ...........................................................       (335)      (872)
----------------------------------------------------------------------------------------------
      Net Decrease in Share Transactions ..............................       (241)      (539)
==============================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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

--------------------------------------------------------------------------------
[GRAPHIC] Notes to Financial Statements
--------------------------------------------------------------------------------

OCTOBER 31, 2008

1. ORGANIZATION:
--------------------------------------------------------------------------------

The Oak Associates Funds (the "Trust") is organized as a Massachusetts business trust under an Agreement and Declaration of Trust dated November 6, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seven funds: White Oak Select Growth Fund, Rock Oak Core Growth Fund, Pin Oak Aggressive Stock Fund and River Oak Discovery Fund (diversified funds); Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (non-diversified funds) (collectively referred to as "Funds" and individually referred to as a "Fund"). The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

The following is a summary of the significant accounting policies followed by the Funds.

      USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations and expenses during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

      SECURITY VALUATION--Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
[GRAPHIC] Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

OCTOBER 31, 2008

      Securities for which market prices are not "readily available" (of which there were none as of October 31, 2008) are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

      EXPENSES--Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

      REPURCHASE AGREEMENTS--The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the

--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

Certain officers of the Trust are also officers of Oak Associates, ltd., SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, TRANSFER AGENT AND DISTRIBUTION AGREEMENTS:
--------------------------------------------------------------------------------

The Trust and the Administrator are parties to an Administration Agreement dated February 27, 1998, last amended May 2, 2007, under which the Administrator provides management and administration services for an annual fee of 0.04% of the average daily net assets of each of the Funds up to $2.5 billion, 0.03% on the next $2.5 billion, 0.02% on the next $5 billion, and 0.015% of such assets in excess of $10 billion. There is a minimum annual administration fee of $665,000 for the Trust.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under an Agency Agreement with the Trust dated February 27, 1998. During the year ended October 31, 2008, the following Funds reimbursed Oak Associates, ltd. (the "Adviser") for amounts paid to third parties that provide sub-transfer agency and other administration services relating to the Funds:

                                                                    AMOUNT (000)
                                                                    ------------
White Oak Select Growth Fund ....................................       $ 544
Rock Oak Core Growth Fund .......................................           2
Pin Oak Aggressive Stock Fund ...................................          69
River Oak Discovery Fund ........................................           2
Red Oak Technology Select Fund ..................................          89
Black Oak Energing Technology Fund ..............................          35
Live Oak Health Sciences Fund ...................................          15

The Trust and the Distributor are parties to an Amended and Restated Distribution Agreement dated February 27, 1998. The Distributor receives no fees for its distribution services under this agreement.

--------------------------------------------------------------------------------
                                       45                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC] Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

OCTOBER 31, 2008

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
--------------------------------------------------------------------------------

The Trust and the Adviser are parties to an Investment Advisory Agreement dated February 27, 1998, as last amended May 4, 2005, under which the Adviser receives an annual fee equal to 0.74% of the average daily net assets of each Fund, except for the River Oak Discovery Fund for which the Adviser receives 0.90% of the average daily net assets of the Fund. Effective March 1, 2006, the Adviser has agreed to contractually waive all or a portion of its fees (and to reimburse the Funds' expenses if necesssary) in order to limit operating expenses to not more than 1.25% of the average daily net assets of the White Oak Select Growth, Rock Oak Core Growth and Pin Oak Aggressive Stock Funds, and 1.35% of the average daily net assets of the River Oak Discovery, Red Oak Technology Select, Black Oak Emerging Technology and Live Oak Health Sciences Funds for a period of one year. Effective March 1, 2008 the Adviser has contractually agreed to continue this arrangement for a period of one year.

U.S. Bank N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. INVESTMENT TRANSACTIONS:
--------------------------------------------------------------------------------

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2008, were as follows
(000):

                                                           PURCHASES     SALES
                                                           ---------   ---------
White Oak Select Growth Fund ..........................    $  82,447   $ 151,384
Rock Oak Core Growth Fund .............................        6,380       6,418
Pin Oak Aggressive Stock Fund .........................       22,752      43,791
River Oak Discovery Fund ..............................        8,778       8,780
Red Oak Technology Select Fund ........................       13,521      42,109
Black Oak Emerging Technology Fund ....................       24,017      28,285
Live Oak Health Sciences Fund .........................        4,504       6,585

7. FEDERAL INCOME TAXES:
--------------------------------------------------------------------------------

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. The character of dividends from net investment income or distributions from net realized gains made during the year, and the timing of dividends and distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. These differences are primarily due to the reclass of distributions on net operating losses and the investment in master limited partnerships.

Accordingly, the following permanent differences have been reclassified to/from the following accounts (000):

                                            ACCUMULATED    ACCUMULATED
                                                NET           NET
                                             INVESTMENT     REALIZED     PAID-IN-
                                               INCOME         GAIN       CAPITAL
                                            -----------   ------------   --------
White Oak Select Growth Fund ............     $ 2,319         $ --       $ (2,319)
Rock Oak Core Growth Fund ...............          37           --            (37)
Pin Oak Aggressive Stock Fund ...........         207           --           (207)
River Oak Discovery Fund ................          44           10            (54)
Red Oak Technology Select Fund ..........         634           --           (634)
Black Oak Emerging Technology Fund ......         296           --           (296)
Live Oak Health Sciences Fund ...........          67           --            (67)

The tax character of dividends and distributions declared during the year ended October 31, 2008, were as follows (000):

                                              ORDINARY    LONG-TERM
                                               INCOME     CAPITAL GAIN     TOTAL
                                            -----------   ------------   --------
Rock Oak Core Growth Fund ...............      $ --           $ 357       $ 357
River Oak Discovery Fund ................        43             167         210

There were no dividends or distributions declared during the year ended October 31, 2007.

--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
[GRAPHIC] Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

OCTOBER 31, 2008

As of October 31, 2008, the components of accumulated losses on a tax basis were as follows (000):

                                               CAPITAL          NET           TOTAL
                                                LOSS         UNREALIZED    ACCUMULATED
                                            CARRYFORWARD    DEPRECIATON      LOSSES
                                           --------------   -----------   ------------
White Oak Select Growth Fund ...........    $(2,591,576)     $(30,444)    $(2,622,020)
Rock Oak Core Growth Fund ..............           (187)         (964)         (1,151)
Pin Oak Aggressive Stock Fund ..........       (828,191)       (4,275)       (832,466)
River Oak Discovery Fund ...............            (50)       (1,416)         (1,466)
Red Oak Technology Select Fund .........     (1,651,495)      (14,677)     (1,666,172)
Black Oak Emerging Technology Fund .....       (277,483)       (5,902)       (283,385)
Live Oak Health Sciences Fund ..........            (19)         (221)           (240)

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

At October 31, 2008, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates
(000):

                                                                        EXPIRING OCTOBER 31,
                                         ----------------------------------------------------------------------------------
                                           2009       2010       2011       2012       2013     2014     2016       TOTAL
                                         --------   --------   --------   --------   --------   ----   -------   ----------
White Oak Select Growth Fund .........   $583,253   $712,973   $206,602   $744,257   $321,944   $ --   $22,547   $2,591,576
Rock Oak Core Growth Fund ............         --         --         --         --         --     --       187          187
Pin Oak Aggressive Stock Fund ........    103,868    436,197    180,087     90,283     17,756     --        --      828,191
River Oak Discovery Fund .............         --         --         --         --         --     --        50           50
Red Oak Technology Select Fund .......    597,321    726,266    293,675     34,233         --     --        --    1,651,495
Black Oak Emerging Technology Fund ...     49,553    212,845     15,085         --         --     --        --      277,483
Live Oak Health Sciences Fund ........         --         --         --         --         --     19        --           19

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

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

During the year ended October 31, 2008, the following Funds utilized capital loss carry forwards to offset capital gains (000):

                                                                         AMOUNT
                                                                         ------
Pin Oak Aggressive Stock Fund ........................................   $3,107
Red Oak Technology  Select Fund ......................................    4,429
Black Oak Emerging  Technology Fund ..................................    1,792
Live Oak Health Sciences Fund ........................................      478

At October 31, 2008, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows (000):

                                             FEDERAL     AGGREGATE      AGGREGATE
                                               TAX         GROSS          GROSS
                                              COST     APPRECIATION   DEPRECIATION      NET
                                            --------   ------------   ------------   ---------
White Oak Select Growth Fund ............   $246,146      $36,486       $(66,930)    $(30,444)
Rock Oak Core Growth Fund ...............      5,557          281         (1,245)        (964)
Pin Oak Aggressive Stock Fund ...........     40,605        7,698        (11,973)      (4,275)
River Oak Discovery Fund ................      5,525          254         (1,670)      (1,416)
Red Oak Technology Select Fund ..........     58,833        4,443        (19,120)     (14,677)
Black Oak Emerging Technology Fund ......     25,448        1,400         (7,302)      (5,902)
Live Oak Health Sciences Fund ...........     14,276        2,619         (2,840)        (221)

Management has analyzed the Funds' tax position taken on federal income tax returns for all open tax years and has concluded that as of October 31, 2008, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

8. CONCENTRATION OF CREDIT RISK AND OWNERSHIP
--------------------------------------------------------------------------------

The Red Oak Technology Select Fund and the Black Oak Emerging Technology Fund invest a substantial portion of their assets in securities in the technology industry. The Live Oak Health Sciences Fund invests a substantial portion of its assets in securities in the health care, medicine and life sciences industries. Therefore, each of these Funds may be more affected by economic developments in those industries than a general equity fund would be.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure

--------------------------------------------------------------------------------
                                       49                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC] Notes to Financial Statements (concluded)
--------------------------------------------------------------------------------

OCTOBER 31, 2008

under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however based on experience, the risk of loss from such claims is considered remote.

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

As of October 31, 2008, please refer to the below chart for Concentration of
Ownership:

                                                 NUMBER OF        PERCENTAGE
                                               SHAREHOLDERS      OF OWNERSHIP
                                               ------------   -----------------
River Oak Discovery Fund ...................         2        22%, 20%
Rock Oak Core Growth Fund ..................         4        21%, 21%, 10%, 5%

9. ACCOUNTING PRONOUNCEMENT
--------------------------------------------------------------------------------

In September 2006, the Financial Accounting Standards Board (FASB) issued STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2008 the Funds' management does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
[GRAPHIC] Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders
Oak Associates Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Oak Associates Funds (The "Trust"), comprising the White Oak Select Growth Fund, Rock Oak Core Growth Fund, Pin Oak Aggressive Stock Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund, and Live Oak Health Sciences Fund, as of October 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods since inception in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with custodians and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Oak Associate Funds as of October 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods since inception in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                        /s/ KPMG LLP [LOGO]

Philadelphia, Pennsylvania
December 23, 2008

--------------------------------------------------------------------------------
                                       51                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC] Trustees of the Trust (unaudited)
--------------------------------------------------------------------------------

                                                             NUMBER OF
                                                           PORTFOLIOS IN                                               OTHER
                                 POSITION        LENGTH     FUND COMPLEX               PRINCIPAL                   DIRECTORSHIPS
                                   HELD         OF TIME       OVERSEEN               OCCUPATION(S)                     HELD
                                   WITH          SERVED       BY BOARD                   DURING                      BY BOARD
NAME & AGE(1)                     TRUST        (YRS.)(2)     MEMBER(3)              PAST FIVE YEARS                  MEMBER(4)
-----------------------------------------------------------------------------------------------------------------------------------
J. John Canon (73)           Trustee               8             7         President and Chairman of the       Trustee of Proconex.
                                                                           Board, Synergistic Partners,
                                                                           Inc., 1975-1999.
-----------------------------------------------------------------------------------------------------------------------------------
Thomas E. Gretter, MD (73)   Trustee               7             7         Physician, Cleveland Clinic         None
                                                                           (Health Care) since 1966.
-----------------------------------------------------------------------------------------------------------------------------------
James D. Oelschlager(5)      Trustee,              8             7         Managing Member, President, CIO     None
(66)                         Chairman                                      and Founder of Oak Associates,
                                                                           ltd. since 1985.
-----------------------------------------------------------------------------------------------------------------------------------
John G. Stimpson(5) (66)     Trustee               8             7         Director of International Equity    Board of Directors,
                                                                           Sales and Equity Sales Manager,     Morgan Stanley
                                                                           Salomon Brothers (New York) from    Trust Company from
                                                                           1985-1993.                          1988-1993.
-----------------------------------------------------------------------------------------------------------------------------------
Pauline F. Ramig (68)        Trustee               1             7         Financial Planning Practitioner,    Trustee of Opera
                                                                           Ramig Financial Planning since      Cleveland.
                                                                           1991.
-----------------------------------------------------------------------------------------------------------------------------------
Robert P. Stephans (65)      Trustee               1             7         CPA for Stephans, Kun & Co.,        None
                                                                           Certified Public Accountants
                                                                           since 1980.
-----------------------------------------------------------------------------------------------------------------------------------
Michael R. Shade (60)        Trustee               1             7         Attorney at Law; Partner, Shade &   None
                                                                           Shade since December, 1979.
-----------------------------------------------------------------------------------------------------------------------------------

(1.) Each Trustee may be contacted in writing to the Trustee c/o Oak Associates Funds, 3875 Embassy Parkway, Suite 250, Akron, OH 44333. Each Officer may be contacted in writing to the Officer c/o SEI Investments, One Freedom Valley Drive, Oaks, PA 19456.

(2.) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his successor, or until he sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3.) The "Oak Associates Funds Complex" consists of all registered investment companies for which Oak Associates, ltd. serves as investment adviser. As of October 31, 2008, the Oak Associates Funds Complex consisted of 7 Funds.

(4.) Directorships of companies are required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

(5.) Messrs. Oelschlager and Stimpson are considered "interested" persons of the Trust as that term is defined in the Investment Company Act of 1940. Mr. Oelschlager is interested by virtue of his controlling ownership interest in the Adviser. Mr. Stimpson is considered interested because of his family relationship with an employee of the Adviser.

--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
[GRAPHIC] Officers of the Trust (unaudited)
--------------------------------------------------------------------------------

                                                             NUMBER OF
                                 POSITION        LENGTH      PORTFOLIOS                PRINCIPAL
                                   HELD         OF TIME       IN FUND                OCCUPATION(S)                 OTHER
                                   WITH          SERVED       COMPLEX                    DURING                DIRECTORSHIPS
NAME & AGE(1)                     TRUST          (YRS.)       OVERSEEN              PAST FIVE YEARS                 HELD
-----------------------------------------------------------------------------------------------------------------------------
William E. White(3) (43)     President             7            N/A        Mutual Fund Product Manager of           N/A
                                                                           Oak Associates, ltd. since 1997.
-----------------------------------------------------------------------------------------------------------------------------
Sandra Noll(2) (44)          Vice President        8            N/A        Director of Client Services at           N/A
                             and Assistant                                 Oak Associates, ltd. since 1998
                             Secretary                                     and Compliance Officer of Oak
                                                                           Associates, ltd., since 1994.
-----------------------------------------------------------------------------------------------------------------------------
Leslie Manna(2)(4) (46)      President             8            N/A        Mutual Fund Coordinator of Oak           N/A
                                                                           Associates, ltd. since 1995.
-----------------------------------------------------------------------------------------------------------------------------
Eric Kleinschmidt (40)(5)    Treasurer and         4            N/A        Director, SEI Fund Accounting            N/A
                             Chief Financial                               since 2004; Manager, SEI Fund
                             Officer                                       Accounting since 1999.
-----------------------------------------------------------------------------------------------------------------------------
Joseph M. Gallo(5) (35)      Vice President        1            N/A        Corporate counsel SEI, since             N/A
                             and Assistant                                 2007; Associate counsel, ICMA
                             Secretary                                     Retirement Corporation,
                                                                           2004-2007; Federal Investigator,
                                                                           U.S. Department of Labor,
                                                                           2002-2004; U.S. Securities and
                                                                           Exchange Commission - Division
                                                                           of Investment Management, 2003.
-----------------------------------------------------------------------------------------------------------------------------
Carolyn F. Mead(5) (52)      Vice President     (Since          N/A        Corporate Counsel, SEI (since            N/A
                             and Assistant       2008)                     2007); Associate Counsel,
                             Secretary                                     Stradley, Ronan, Stevens & Young
                                                                           LLP  (2004-2007); ING Variable
                                                                           Annuities  (1999-2002).
-----------------------------------------------------------------------------------------------------------------------------
Bernadette Sparling(5) (31)  Vice President     (Since          N/A        Corporate Counsel, SEI (since            N/A
                             and Assistant       2008)                     2005); Associate Counsel, Blank
                             Secretary                                     Rome LLP (2001-2005).
-----------------------------------------------------------------------------------------------------------------------------

(1.) Each Officer may be contacted in writing to the Officer c/o SEI Investments, One Freedom Valley Drive, Oaks, PA 19456.

(2.) Mmes. Noll and Manna are considered to be "affiliates" of the Adviser by virtue of their employment by the Adviser.

(3.)  Mr. White resigned as President effective November 12, 2007.

(4.)  Ms. Manna was elected President effective November 29, 2007.

(5.) The officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments Company ot its affiliates act as investment manager, administrator, or distributor.

--------------------------------------------------------------------------------
For more information regarding the Trustees, please refer to the Statement of Additional Information, which is available upon request by calling 1-888-462-5386.

--------------------------------------------------------------------------------
                                       53                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC] Disclosure of Fund Expenses (unaudited)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period".

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
[GRAPHIC] Disclosure of Fund Expenses (unaudited)
--------------------------------------------------------------------------------

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

-------------------------------------------------------------------------------------
                                        BEGINNING     ENDING                 EXPENSES
                                         ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                          VALUE       VALUE       EXPENSE     DURING
                                         05/01/08    10/31/08     RATIOS      PERIOD*
-------------------------------------------------------------------------------------
White Oak Select Growth Fund
-------------------------------------------------------------------------------------
   Actual Return                        $   1,000   $  707.60      1.25%      $ 5.37
   Hypothetical 5% Return                   1,000    1,018.85      1.25         6.34
-------------------------------------------------------------------------------------
Rock Oak Core Growth Fund
-------------------------------------------------------------------------------------
   Actual Return                            1,000      624.40      1.25         5.10
   Hypothetical 5% Return                   1,000    1,018.85      1.25         6.34
-------------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund
-------------------------------------------------------------------------------------
   Actual Return                            1,000      680.10      1.25         5.28
   Hypothetical 5% Return                   1,000    1,018.85      1.25         6.34
-------------------------------------------------------------------------------------
River Oak Discovery Fund
-------------------------------------------------------------------------------------
   Actual Return                            1,000      637.00      1.35         5.56
   Hypothetical 5% Return                   1,000    1,018.35      1.35         6.85
-------------------------------------------------------------------------------------
Red Oak Technology Select Fund
-------------------------------------------------------------------------------------
   Actual Return                            1,000      662.20      1.35         5.64
   Hypothetical 5% Return                   1,000    1,018.35      1.35         6.85
-------------------------------------------------------------------------------------
Black Oak Emerging Technology Fund
-------------------------------------------------------------------------------------
   Actual Return                            1,000      619.80      1.35         5.50
   Hypothetical 5% Return                   1,000    1,018.35      1.35         6.85
-------------------------------------------------------------------------------------
Live Oak Health Sciences Fund
-------------------------------------------------------------------------------------
   Actual Return                            1,000      841.20      1.35         6.25
   Hypothetical 5% Return                   1,000    1,018.35      1.35         6.85
-------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

--------------------------------------------------------------------------------
                                       55                       www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC] Notice to Shareholders (unaudited)
--------------------------------------------------------------------------------

For shareholders that do not have an October 31, 2008 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2008 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2008, each fund is designating the following items with regard to distributions paid during the year.

                                                                                         QUALIFYING
                                                                                       FOR CORPORATE
                                         LONG-TERM       ORDINARY                        DIVIDENDS
                                        CAPITAL GAIN      INCOME           TOTAL         RECEIVABLE
                                       DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS    DEDUCTION(1)
----------------------------------------------------------------------------------------------------
White Oak Select Growth Fund                0.00%           0.00%           0.00%           0.00%
----------------------------------------------------------------------------------------------------
Rock Oak Core Growth Fund                 100.00%           0.00%         100.00%           0.00%
----------------------------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund               0.00%           0.00%           0.00%           0.00%
----------------------------------------------------------------------------------------------------
River Oak Discovery Fund                   79.54%          20.46%         100.00%          19.31%
----------------------------------------------------------------------------------------------------
Red Oak Technology Select Fund              0.00%           0.00%           0.00%           0.00%
----------------------------------------------------------------------------------------------------
Black Oak Emerging Technology Fund          0.00%           0.00%           0.00%           0.00%
----------------------------------------------------------------------------------------------------
Live Oak Health Sciences Fund               0.00%           0.00%           0.00%           0.00%
----------------------------------------------------------------------------------------------------

                                                                              FOREIGN INVESTORS
                                                                        ----------------------------
                                         QUALIFYING         U.S.          INTEREST       SHORT-TERM
                                          DIVIDEND       GOVERNMENT       RELATED       CAPITAL GAIN
                                         INCOME(2)      INTEREST(3)     DIVIDENDS(4)    DIVIDENDS(5)
----------------------------------------------------------------------------------------------------
White Oak Select Growth Fund                0.00%          0.00%            0.00%           0.00%
----------------------------------------------------------------------------------------------------
Rock Oak Core Growth Fund                   0.00%          0.00%            0.00%           0.00%
----------------------------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund               0.00%          0.00%            0.00%           0.00%
----------------------------------------------------------------------------------------------------
River Oak Discovery Fund                   42.01%          0.00%           21.47%         100.00%
----------------------------------------------------------------------------------------------------
Red Oak Technology Select Fund              0.00%          0.00%            0.00%           0.00%
----------------------------------------------------------------------------------------------------
Black Oak Emerging Technology Fund          0.00%          0.00%            0.00%           0.00%
----------------------------------------------------------------------------------------------------
Live Oak Health Sciences Fund               0.00%          0.00%            0.00%           0.00%
----------------------------------------------------------------------------------------------------

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Oak Associates Funds who are residents of California, Connecticut, New Jersey and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Interest Related Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the Internal Revenue Code ("IRC") will be expiring for years beginning after January 1, 2010.

(5) The percentage in this column represents the amount of "Short-Term Capital Gain Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the IRC will be expiring for years beginning after January 1, 2010.

--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------

---------------
Contact Us
---------------

BY MAIL       Oak Associates Funds
              P.O. Box 219441
              Kansas City, MO 64121-9441

BY TELEPHONE  1-888-462-5386

ON THE WEB    www.oakfunds.com

              Click on the MY OAK ACCOUNT section to take advantage of these features:

              o     Trade Online

              o     Access and Update Account Information

              o     Go Paperless with E-Delivery

The Trust files its complete schedule of portfolio holdings of each Fund with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q is available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-462-5386; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

--------------------------------------------------------------------------------

                                                              ------------------
[LOGO] OAK ASSOCIATES FUNDS                                        PRSRT STD
       ------------------------                                  U.S. POSTAGE
                                                                     PAID
P.O. Box 219441                                                       OAK
Kansas City, MO 64121-9441                                        ASSOCIATES
                                                              ------------------

                                                                 OAK-AR-001-0100

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, the principal financial officer, controller or principal accounting officer, and any other person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's board of trustees has determined that the Registrant has at least one financial expert serving on the audit committee. The audit committee financial expert serving on the audit committee is Robert Stephans and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Fees billed by KPMG LLP Related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2008                                                   2007
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $113,750            N/A               N/A             $116,250            N/A               N/A
        Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-Related    N/A               N/A               N/A               N/A               N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees         N/A               N/A               N/A               N/A               N/A               N/A

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


Notes:
(1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) Not applicable

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

       ---------------------------- ----------------- ----------------
                                          2008             2007
       ---------------------------- ----------------- ----------------
       Audit-Related Fees                  0%               0%

       ---------------------------- ----------------- ----------------
       Tax Fees                            0%               0%
       ---------------------------- ----------------- ----------------
       All Other Fees                      0%               0%

       ---------------------------- ----------------- ----------------


     (f)  Not applicable

     (g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2008 and 2007, respectively.

     (h) During the past fiscal year, the registrant's principal accountant did not report to the registrant's audit committee the existence of any non-audit services that were provided to either the registrant's investment adviser or to any entity controlling, controlled by, or under common control with the registrant's investment adviser that provided ongoing services to the registrant.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

   (a)(1) Code of Ethics attached hereto.

   (a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

     (b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


================================================================================

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                  Oak Associates Funds


By (Signature and Title)                      /s/ Leslie Manna
                                              ----------------------------------
                                              Leslie Manna, President

Date:  December 31, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                      /s/ Leslie Manna
                                              ----------------------------------
                                              Leslie Manna, President

Date:  December 31, 2008


By (Signature and Title)                      /s/  Eric Kleinschmidt
                                              ----------------------------------
                                              Eric Kleinschmidt, Treasurer & CFO

Date:  December 31, 2008